UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1.	Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Communication Services Index ETF

Fidelity® MSCI Communication Services Index ETF: FCOM

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$5	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.5
Belgium -	0.2
Canada -	0.1
Bermuda -	0.1
Israel -	0.1
Singapore -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$1,488,093,624
Number of Holdings	107
Portfolio Turnover	5%

TOP INDUSTRIES

(% of Fund's Net Assets)

Interactive Media & Services	53.4
Entertainment	20.2
Media	13.1
Diversified Telecommunication Services	9.8
Wireless Telecommunication Services	3.4
All Others	0.1

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	24.8
Alphabet, Inc., Class A	13.4
Alphabet, Inc., Class C	10.4
Netflix, Inc.	4.9
Walt Disney Co.	4.1
AT&T, Inc.	3.9
Verizon Communications, Inc.	3.5
T-Mobile U.S., Inc.	3.0
Comcast Corp., Class A	3.0
Trade Desk, Inc., Class A	1.7
72.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915327.100   2574-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity® MSCI Consumer Discretionary Index ETF: FDIS

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$5	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	96.6
Brazil -	1.3
United Kingdom -	0.8
Switzerland -	0.5
Bermuda -	0.3
Jersey -	0.3
Sweden -	0.1
Bahamas -	0.1
Ireland -	0.0Footnote Reference*
Hong Kong -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$2,138,814,041
Number of Holdings	264
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Broadline Retail	25.9
Hotels, Restaurants & Leisure	21.3
Specialty Retail	19.4
Automobiles	19.1
Household Durables	4.7
All Others	9.6

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	23.5
Tesla, Inc.	17.2
Home Depot, Inc.	6.1
McDonald's Corp.	3.1
Booking Holdings, Inc.	2.4
Lowe's Cos., Inc.	2.2
TJX Cos., Inc.	2.1
Starbucks Corp.	1.8
NIKE, Inc., Class B	1.4
MercadoLibre, Inc.	1.3
61.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915319.100   2566-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Consumer Staples Index ETF

Fidelity® MSCI Consumer Staples Index ETF: FSTA

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.9
Cayman Islands -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$1,242,100,962
Number of Holdings	102
Portfolio Turnover	6%

TOP INDUSTRIES

(% of Fund's Net Assets)

Consumer Staples Distribution & Retail	38.1
Household Products	18.5
Beverages	17.3
Food Products	14.5
Tobacco	7.9
All Others	3.7

TOP HOLDINGS

(% of Fund's net assets)

Costco Wholesale Corp.	13.6
Walmart, Inc.	13.6
Procter & Gamble Co.	12.2
Coca-Cola Co.	8.0
Philip Morris International, Inc.	4.7
PepsiCo, Inc.	4.1
Altria Group, Inc.	3.0
Mondelez International, Inc., Class A	2.6
Colgate-Palmolive Co.	2.3
Target Corp.	2.2
66.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915320.100   2567-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Energy Index ETF

Fidelity® MSCI Energy Index ETF: FENY

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.8
United Kingdom -	0.7
Ireland -	0.3
Switzerland -	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$1,510,630,280
Number of Holdings	105
Portfolio Turnover	3%

TOP INDUSTRIES

(% of Fund's Net Assets)

Oil, Gas & Consumable Fuels	88.9
Energy Equipment & Services	11.0
All Others	0.1

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	21.0
Chevron Corp.	13.5
ConocoPhillips	6.8
EOG Resources, Inc.	3.8
Williams Cos., Inc.	3.5
ONEOK, Inc.	3.1
Schlumberger NV	3.0
Kinder Morgan, Inc.	2.9
Cheniere Energy, Inc.	2.7
Marathon Petroleum Corp.	2.7
63.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915321.100   2568-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Financials Index ETF

Fidelity® MSCI Financials Index ETF: FNCL

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$5	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.8
Bermuda -	0.6
Ireland -	0.4
Puerto Rico -	0.1
United Kingdom -	0.1
Kazakhstan -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$2,265,735,671
Number of Holdings	403
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Banks	27.6
Financial Services	26.8
Capital Markets	24.5
Insurance	15.4
Consumer Finance	4.8
All Others	0.9

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	9.1
Berkshire Hathaway, Inc., Class B	7.4
Visa, Inc., Class A	6.8
Mastercard, Inc., Class A	5.5
Bank of America Corp.	3.9
Wells Fargo & Co.	3.2
Goldman Sachs Group, Inc.	2.4
American Express Co.	2.2
Morgan Stanley	2.0
S&P Global, Inc.	2.0
44.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915322.100   2569-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Health Care Index ETF

Fidelity® MSCI Health Care Index ETF: FHLC

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.2
Ireland -	0.6
Canada -	0.1
Switzerland -	0.1
Netherlands -	0.0Footnote Reference*
United Kingdom -	0.0Footnote Reference*
Jersey -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Cayman Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$2,778,333,661
Number of Holdings	365
Portfolio Turnover	1%

TOP INDUSTRIES

(% of Fund's Net Assets)

Pharmaceuticals	27.6
Health Care Equipment & Supplies	21.9
Health Care Providers & Services	19.9
Biotechnology	19.0
Life Sciences Tools & Services	10.4
All Others	1.2

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	10.5
UnitedHealth Group, Inc.	8.0
Johnson & Johnson	5.9
AbbVie, Inc.	5.2
Merck & Co., Inc.	4.0
Thermo Fisher Scientific, Inc.	3.7
Abbott Laboratories	3.6
Intuitive Surgical, Inc.	3.3
Amgen, Inc.	2.5
Boston Scientific Corp.	2.4
49.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915323.100   2570-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Industrials Index ETF

Fidelity® MSCI Industrials Index ETF: FIDU

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.6
Canada -	0.9
Ireland -	0.3
United Kingdom -	0.2
India -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$1,294,735,818
Number of Holdings	363
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Machinery	20.1
Aerospace & Defense	19.8
Electrical Equipment	9.6
Ground Transportation	9.5
Professional Services	9.4
All Others	31.6

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	4.0
Caterpillar, Inc.	3.3
RTX Corp.	3.1
Union Pacific Corp.	2.7
Honeywell International, Inc.	2.6
Eaton Corp. PLC	2.4
Boeing Co.	2.3
Uber Technologies, Inc.	2.3
Deere & Co.	2.2
Automatic Data Processing, Inc.	2.2
27.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915324.100   2571-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Information Technology Index ETF

Fidelity® MSCI Information Technology Index ETF: FTEC

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.4
United Kingdom -	0.4
China -	0.4
Switzerland -	0.3
Singapore -	0.3
Thailand -	0.1
Israel -	0.1
Canada -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$13,351,064,339
Number of Holdings	293
Portfolio Turnover	6%

TOP INDUSTRIES

(% of Fund's Net Assets)

Software	36.1
Semiconductors & Semiconductor Equipment	30.3
Technology Hardware, Storage & Peripherals	18.6
It Services	6.1
Electronic Equipment, Instruments & Components	5.0
All Others	3.9

TOP HOLDINGS

(% of Fund's net assets)

Apple, Inc.	16.9
NVIDIA Corp.	13.9
Microsoft Corp.	13.4
Broadcom, Inc.	4.2
Salesforce, Inc.	2.0
Oracle Corp.	1.7
Cisco Systems, Inc.	1.5
Accenture PLC, Class A	1.5
International Business Machines Corp.	1.5
ServiceNow, Inc.	1.3
57.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915325.100   2572-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Materials Index ETF

Fidelity® MSCI Materials Index ETF: FMAT

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.4
Jersey -	1.0
Jersey, Channel Islands -	0.4
United Kingdom -	0.1
Luxembourg -	0.1
Canada -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$558,837,258
Number of Holdings	112
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Chemicals	56.6
Metals & Mining	17.7
Containers & Packaging	13.0
Construction Materials	11.6
Paper & Forest Products	0.8
All Others	0.3

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	15.6
Sherwin-Williams Co.	6.3
Air Products & Chemicals, Inc.	5.4
CRH PLC	4.9
Ecolab, Inc.	4.7
Freeport-McMoRan, Inc.	3.8
Newmont Corp.	3.6
Corteva, Inc.	3.3
Vulcan Materials Co.	2.6
Martin Marietta Materials, Inc.	2.4
52.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915326.100   2573-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Real Estate Index ETF

Fidelity® MSCI Real Estate Index ETF: FREL

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$1,006,313,362
Number of Holdings	147
Portfolio Turnover	3%

TOP INDUSTRIES

(% of Fund's Net Assets)

Specialized Reits	35.0
Retail Reits	13.7
Residential Reits	12.9
Health Care Reits	11.2
Industrial Reits	10.8
All Others	16.4

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	7.6
Equinix, Inc.	6.0
American Tower Corp.	6.0
Welltower, Inc.	4.7
Simon Property Group, Inc.	3.9
Digital Realty Trust, Inc.	3.7
Realty Income Corp.	3.3
Public Storage	3.3
CBRE Group, Inc., Class A	3.1
Crown Castle, Inc.	2.7
44.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915330.100   2735-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025

Fidelity® MSCI Utilities Index ETF

Fidelity® MSCI Utilities Index ETF: FUTY

Principal Listing Exchange: NYSE Arca

This semi-annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$4	0.08%

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Key Fund Statistics

(as of January 31, 2025)

FUND STATISTICS
Total Net Assets	$1,647,706,009
Number of Holdings	69
Portfolio Turnover	2%

TOP INDUSTRIES

(% of Fund's Net Assets)

Electric Utilities	61.1
Multi-utilities	24.7
Independent Power And Renewable Electricity Producers	6.2
Gas Utilities	4.5
Water Utilities	3.2
All Others	0.3

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	11.2
Constellation Energy Corp.	7.2
Southern Co.	7.0
Duke Energy Corp.	6.6
Vistra Corp.	4.4
Sempra	4.0
American Electric Power Co., Inc.	4.0
Dominion Energy, Inc.	3.6
Public Service Enterprise Group, Inc.	3.2
Exelon Corp.	3.1
54.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9915328.100   2575-TSRS-0425

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Semi-Annual Report
January 31, 2025

Contents
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)	3	Fidelity® MSCI Communication Services Index ETF
	6	Fidelity® MSCI Consumer Discretionary Index ETF
	11	Fidelity® MSCI Consumer Staples Index ETF
	14	Fidelity® MSCI Energy Index ETF
	17	Fidelity® MSCI Financials Index ETF
	23	Fidelity® MSCI Health Care Index ETF
	29	Fidelity® MSCI Industrials Index ETF
	35	Fidelity® MSCI Information Technology Index ETF
	40	Fidelity® MSCI Materials Index ETF
	43	Fidelity® MSCI Real Estate Index ETF
	47	Fidelity® MSCI Utilities Index ETF
	50	Financial Statements
	73	Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	79
Item 9: Proxy Disclosures for Open-End Management Investment Companies	80
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	81
To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2025 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 9.8%
Alternative Carriers – 1.5%
Anterix, Inc. (a)	10,424	$297,814
AST SpaceMobile, Inc. (a)	144,618	2,927,068
Cogent Communications Holdings, Inc.	48,486	3,652,935
Globalstar, Inc. (a)	852,224	1,303,903
Iridium Communications, Inc.	119,513	3,435,999
Liberty Global Ltd. Class C (a)	177,946	2,087,307
Liberty Global Ltd. Class A (a)	184,118	2,119,198
Liberty Latin America Ltd. Class A (a)	31,884	197,043
Liberty Latin America Ltd. Class C (a)	148,850	912,450
Lumen Technologies, Inc. (a)	1,083,733	5,353,641
		22,287,358
Cable & Satellite – 0.3%
EchoStar Corp. Class A (a)	141,623	3,917,292
Integrated Telecommunication Services – 8.0%
AT&T, Inc.	2,433,523	57,747,501
Frontier Communications Parent, Inc. (a)	201,310	7,198,846
IDT Corp. Class B	18,730	883,682
Shenandoah Telecommunications Co.	52,383	565,736
Verizon Communications, Inc.	1,329,998	52,388,621
		118,784,386
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		144,989,036
ENTERTAINMENT – 20.2%
Interactive Home Entertainment – 4.0%
Electronic Arts, Inc.	130,626	16,055,242
ROBLOX Corp. Class A (a)	332,381	23,622,318
Take-Two Interactive Software, Inc. (a)	102,207	18,960,420
		58,637,980
Movies & Entertainment – 16.2%
AMC Entertainment Holdings, Inc. Class A (a)	417,641	1,298,864
Atlanta Braves Holdings, Inc. Class C (a)	48,294	1,871,392
Atlanta Braves Holdings, Inc. Class A (a)	7,993	341,221
Cinemark Holdings, Inc. (a)	118,567	3,394,573
Endeavor Group Holdings, Inc. Class A	194,591	5,950,593
IMAX Corp. (a)	50,200	1,182,210
Liberty Media Corp.-Liberty Formula One Class C (a)	172,553	16,513,322
Liberty Media Corp.-Liberty Live Class C (a)	53,496	3,936,771

	Shares	Value

Liberty Media Corp.-Liberty Live Class A (a)	22,936	$1,650,704
Lions Gate Entertainment Corp. Class A (a)	51,535	404,550
Lions Gate Entertainment Corp. Class B (a)	149,049	1,046,324
Live Nation Entertainment, Inc. (a)	137,555	19,901,457
Madison Square Garden Entertainment Corp. (a)	43,879	1,594,563
Madison Square Garden Sports Corp. (a)	16,897	3,715,143
Marcus Corp.	26,583	534,850
Netflix, Inc. (a)	74,787	73,048,950
Roku, Inc. (a)	136,248	11,275,884
Sphere Entertainment Co. (a)	28,757	1,340,076
TKO Group Holdings, Inc. (a)	80,012	12,418,663
Vivid Seats, Inc. Class A (a)	75,460	324,478
Walt Disney Co.	535,700	60,566,242
Warner Bros Discovery, Inc. (a)	1,829,334	19,098,247
		241,409,077
TOTAL ENTERTAINMENT		300,047,057
INTERACTIVE MEDIA & SERVICES – 53.4%
Interactive Media & Services – 53.4%
Alphabet, Inc. Class C	750,871	154,379,078
Alphabet, Inc. Class A	978,396	199,612,352
Angi, Inc. (a)	70,886	127,595
Bumble, Inc. Class A (a)	106,486	863,601
Cargurus, Inc. (a)	93,102	3,649,598
Cars.com, Inc. (a)	70,329	1,260,296
EverQuote, Inc. Class A (a)	30,014	606,283
fuboTV, Inc. (a)	369,288	1,491,924
Grindr, Inc. (a)	29,608	528,207
IAC, Inc. (a)	80,012	3,386,908
Match Group, Inc. (a)	274,817	9,810,967
MediaAlpha, Inc. Class A (a)	36,726	418,309
Meta Platforms, Inc. Class A	535,414	368,996,620
Nextdoor Holdings, Inc. (a)	188,342	493,456
Pinterest, Inc. Class A (a)	392,121	12,924,308
QuinStreet, Inc. (a)	59,795	1,414,750
Reddit, Inc. Class A (a)	36,842	7,351,821
Rumble, Inc. (a)	66,268	820,398
Shutterstock, Inc.	27,763	819,564
Snap, Inc. Class A (a)	916,260	10,344,575
Taboola.com Ltd. (a)	178,957	681,826
TripAdvisor, Inc. (a)	119,960	2,106,498
Trump Media & Technology Group Corp. (a)	89,773	2,860,168
Vimeo, Inc. (a)	167,044	1,120,865
Yelp, Inc. (a)	71,276	2,846,763
Ziff Davis, Inc. (a)	50,163	2,703,284

See accompanying notes which are an integral part of the financial statements.
3	Semi-Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INTERACTIVE MEDIA & SERVICES – continued
Interactive Media & Services – continued
ZipRecruiter, Inc. Class A (a)	68,814	$473,440
ZoomInfo Technologies, Inc. (a)	286,765	2,950,812
TOTAL INTERACTIVE MEDIA & SERVICES		795,044,266
MEDIA – 13.1%
Advertising – 3.7%
Advantage Solutions, Inc. (a)	124,725	329,274
Boston Omaha Corp. Class A (a)	27,372	397,989
Clear Channel Outdoor Holdings, Inc. (a)	246,729	335,552
Ibotta, Inc. Class A (a)	7,730	560,425
Integral Ad Science Holding Corp. (a)	90,479	950,934
Interpublic Group of Cos., Inc.	383,335	10,990,215
Magnite, Inc. (a)	142,450	2,450,140
Omnicom Group, Inc.	142,296	12,349,870
PubMatic, Inc. Class A (a)	43,910	663,919
Stagwell, Inc. (a)	101,517	633,466
TechTarget, Inc. (a)	28,904	492,235
Thryv Holdings, Inc. (a)	38,340	671,333
Trade Desk, Inc. Class A (a)	209,166	24,823,821
		55,649,173
Broadcasting – 2.4%
Fox Corp. Class A	249,688	12,779,032
Fox Corp. Class B	152,649	7,418,742
Gray Media, Inc.	98,195	367,249
Nexstar Media Group, Inc.	34,377	5,267,244
Paramount Global Class B	574,497	6,250,527
Sinclair, Inc.	38,315	561,315
TEGNA, Inc.	185,565	3,380,994
		36,025,103
Cable & Satellite – 5.4%
Altice USA, Inc. Class A (a)	234,224	658,169
Cable One, Inc.	5,047	1,534,338
Charter Communications, Inc. Class A (a)	52,646	18,188,667
Comcast Corp. Class A	1,315,082	44,265,660
Liberty Broadband Corp. Class A (a)	18,403	1,399,180

	Shares	Value

Liberty Broadband Corp. Class C (a)	125,850	$9,647,661
Sirius XM Holdings, Inc.	166,959	4,008,686
		79,702,361
Publishing – 1.6%
Gannett Co., Inc. (a)	157,694	712,777
John Wiley & Sons, Inc. Class A	48,254	1,975,036
New York Times Co. Class A	167,915	9,117,785
News Corp. Class A	406,119	11,420,066
Scholastic Corp.	27,667	537,016
		23,762,680
TOTAL MEDIA		195,139,317
WIRELESS TELECOMMUNICATION SERVICES – 3.4%
Wireless Telecommunication Services – 3.4%
GCI Liberty, Inc. (a)	40,953	0
Gogo, Inc. (a)	70,724	596,911
Telephone & Data Systems, Inc.	112,955	3,992,959
T-Mobile U.S., Inc.	192,569	44,862,800
U.S. Cellular Corp. (a)	17,834	1,119,975
TOTAL WIRELESS TELECOMMUNICATION SERVICES		50,572,645
TOTAL COMMON STOCKS (Cost $1,085,546,908)		1,485,792,321
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $3,620,000)	3,620,000	3,620,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $1,089,166,908)		1,489,412,321
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(1,318,697)
NET ASSETS – 100.0%		$1,488,093,624

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Communication Service Select Sector Index Contracts (United States)	15	March 2025	$2,017,500	$120,001	$120,001
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	4

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,485,792,321	$1,485,792,321	$—	$—
Money Market Funds	3,620,000	3,620,000	—	—
Total Investments in Securities:	$1,489,412,321	$1,489,412,321	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$120,001	$120,001	$—	$—
Total Assets	$120,001	$120,001	$—	$—
Total Derivative Instruments:	$120,001	$120,001	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$120,001	$0
Total Equity Risk	120,001	0
Total Value of Derivatives	$120,001	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
5	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AUTOMOBILE COMPONENTS – 1.6%
Automotive Parts & Equipment – 1.6%
Adient PLC (a)	49,116	$856,092
American Axle & Manufacturing Holdings, Inc. (a)	111,724	584,317
Aptiv PLC (a)	95,322	5,949,999
Autoliv, Inc.	29,270	2,829,238
BorgWarner, Inc.	88,693	2,829,307
Dana, Inc.	82,127	1,309,104
Dorman Products, Inc. (a)	14,528	1,907,236
Fox Factory Holding Corp. (a)	25,589	699,091
Garrett Motion, Inc. (a)	88,931	851,959
Gentex Corp.	90,151	2,336,714
Gentherm, Inc. (a)	21,508	820,530
LCI Industries	13,189	1,382,075
Lear Corp.	22,507	2,117,684
Modine Manufacturing Co. (a)	21,707	2,202,175
Patrick Industries, Inc.	17,748	1,724,041
Phinia, Inc.	28,039	1,426,905
QuantumScape Corp. (a)	212,050	1,096,299
Standard Motor Products, Inc.	25,054	777,175
Visteon Corp. (a)	13,738	1,154,816
XPEL, Inc. (a)(b)	23,484	984,684
		33,839,441
Tires & Rubber – 0.0%
Goodyear Tire & Rubber Co. (a)	136,080	1,207,029
TOTAL AUTOMOBILE COMPONENTS		35,046,470
AUTOMOBILES – 19.1%
Automobile Manufacturers – 19.0%
Ford Motor Co.	1,286,661	12,969,543
General Motors Co.	377,042	18,648,497
Lucid Group, Inc. (a)	642,743	1,773,971
Rivian Automotive, Inc. Class A (a)	287,628	3,612,608
Tesla, Inc. (a)	908,842	367,717,473
Thor Industries, Inc.	21,812	2,243,146
Winnebago Industries, Inc.	18,587	888,458
		407,853,696
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	57,450	1,554,597
TOTAL AUTOMOBILES		409,408,293
BROADLINE RETAIL – 25.9%
Broadline Retail – 25.9%
Amazon.com, Inc. (a)	2,114,471	502,567,467
Dillard's, Inc. Class A	2,440	1,142,189
eBay, Inc.	172,315	11,627,816
Etsy, Inc. (a)	46,552	2,556,170
Groupon, Inc. (a)	29,809	312,100
Kohl's Corp.	57,098	754,265
Macy's, Inc.	115,433	1,798,446

	Shares	Value

MercadoLibre, Inc. (a)	14,773	$28,396,513
Nordstrom, Inc.	57,929	1,401,882
Ollie's Bargain Outlet Holdings, Inc. (a)	27,252	3,038,871
Savers Value Village, Inc. (a)	17,509	195,050
TOTAL BROADLINE RETAIL		553,790,769
DISTRIBUTORS – 0.7%
Distributors – 0.7%
A-Mark Precious Metals, Inc.	8,197	230,909
Genuine Parts Co.	47,830	5,560,238
GigaCloud Technology, Inc. Class A (a)	10,651	227,079
LKQ Corp.	97,125	3,631,504
Pool Corp.	13,696	4,714,848
TOTAL DISTRIBUTORS		14,364,578
DIVERSIFIED CONSUMER SERVICES – 1.7%
Education Services – 1.1%
Adtalem Global Education, Inc. (a)	21,816	2,337,148
Bright Horizons Family Solutions, Inc. (a)	22,317	2,736,064
Coursera, Inc. (a)	111,491	859,596
Duolingo, Inc. (a)	13,066	4,755,893
Graham Holdings Co. Class B	1,813	1,683,951
Grand Canyon Education, Inc. (a)	13,508	2,372,545
Laureate Education, Inc.	77,543	1,451,605
Perdoceo Education Corp.	31,045	893,475
Strategic Education, Inc.	11,895	1,168,446
Stride, Inc. (a)	21,228	2,863,657
Udemy, Inc. (a)	84,808	634,364
Universal Technical Institute, Inc. (a)	53,269	1,461,169
		23,217,913
Specialized Consumer Services – 0.6%
ADT, Inc.	172,633	1,325,822
Frontdoor, Inc. (a)	40,818	2,444,182
H&R Block, Inc.	55,056	3,045,147
Mister Car Wash, Inc. (a)	111,722	896,010
OneSpaWorld Holdings Ltd.	66,012	1,410,016
Service Corp. International	54,505	4,257,931
		13,379,108
TOTAL DIVERSIFIED CONSUMER SERVICES		36,597,021
HOTELS, RESTAURANTS & LEISURE – 21.3%
Casinos & Gaming – 2.5%
Accel Entertainment, Inc. (a)	61,634	694,615
Bally's Corp. (a)	30,744	558,926
Boyd Gaming Corp.	33,079	2,535,505
Caesars Entertainment, Inc. (a)	84,216	3,035,987
Churchill Downs, Inc.	25,225	3,117,306
DraftKings, Inc. Class A (a)	148,726	6,239,056

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	6

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Everi Holdings, Inc. (a)	88,375	$1,205,435
Flutter Entertainment PLC (a)	55,821	14,902,532
Golden Entertainment, Inc.	24,758	810,577
Las Vegas Sands Corp.	130,239	5,968,853
Light & Wonder, Inc. (a)	34,386	3,022,873
MGM Resorts International (a)	94,623	3,262,601
Monarch Casino & Resort, Inc.	12,923	1,102,849
Penn Entertainment, Inc. (a)	78,217	1,611,270
Red Rock Resorts, Inc. Class A	27,093	1,328,912
Rush Street Interactive, Inc. (a)	31,008	452,097
Wynn Resorts Ltd.	37,710	3,275,113
		53,124,507
Hotels, Resorts & Cruise Lines – 8.2%
Airbnb, Inc. Class A (a)	143,941	18,880,741
Booking Holdings, Inc.	10,910	51,686,779
Carnival Corp. (a)	354,954	9,821,577
Choice Hotels International, Inc.	15,050	2,217,316
Expedia Group, Inc. (a)	45,964	7,857,546
Global Business Travel Group I (a)	37,877	334,075
Hilton Grand Vacations, Inc. (a)	36,819	1,516,943
Hilton Worldwide Holdings, Inc.	82,618	21,155,991
Hyatt Hotels Corp. Class A	18,087	2,861,906
Lindblad Expeditions Holdings, Inc. (a)	47,496	604,149
Marriott International, Inc. Class A	80,144	23,289,045
Marriott Vacations Worldwide Corp.	16,588	1,439,341
Norwegian Cruise Line Holdings Ltd. (a)	168,099	4,765,607
Playa Hotels & Resorts NV (a)	96,682	1,185,321
Royal Caribbean Cruises Ltd.	81,156	21,636,190
Sabre Corp. (a)	302,817	1,014,437
Soho House & Co., Inc. (a)	45,379	357,133
Target Hospitality Corp. (a)	42,824	412,395
Travel & Leisure Co.	35,166	1,911,624
Wyndham Hotels & Resorts, Inc.	33,551	3,523,526
		176,471,642
Leisure Facilities – 0.6%
Dave & Buster's Entertainment, Inc. (a)	22,047	585,568
Life Time Group Holdings, Inc. (a)	53,078	1,538,731
Lucky Strike Entertainment Corp.	32,344	344,464
Planet Fitness, Inc. Class A (a)	36,149	3,909,876
Six Flags Entertainment Corp.	48,240	2,126,902
United Parks & Resorts, Inc. (a)	22,985	1,208,092
Vail Resorts, Inc.	14,879	2,531,215
		12,244,848
Restaurants – 10.0%
Aramark	95,964	3,733,959

	Shares	Value

BJ's Restaurants, Inc. (a)	22,615	$818,437
Bloomin' Brands, Inc.	50,078	628,980
Brinker International, Inc. (a)	23,430	4,263,557
Cava Group, Inc. (a)	25,489	3,442,289
Cheesecake Factory, Inc.	30,531	1,714,316
Chipotle Mexican Grill, Inc. (a)	446,254	26,038,921
Cracker Barrel Old Country Store, Inc.	18,424	1,197,192
Darden Restaurants, Inc.	41,561	8,114,370
Dine Brands Global, Inc.	18,471	561,149
Domino's Pizza, Inc.	12,138	5,451,419
DoorDash, Inc. Class A (a)	96,505	18,223,039
Dutch Bros, Inc. Class A (a)	61,960	3,873,739
First Watch Restaurant Group, Inc. (a)	51,094	1,071,952
Jack in the Box, Inc.	17,023	667,131
Krispy Kreme, Inc.	75,397	683,851
Kura Sushi USA, Inc. Class A (a)	7,048	563,840
McDonald's Corp.	230,087	66,426,117
Papa John's International, Inc.	21,989	870,105
Portillo's, Inc. Class A (a)	61,766	859,165
Shake Shack, Inc. Class A (a)	17,587	2,077,552
Starbucks Corp.	365,821	39,391,605
Sweetgreen, Inc. Class A (a)	55,882	1,839,635
Texas Roadhouse, Inc.	24,523	4,441,115
Wendy's Co.	87,370	1,295,697
Wingstop, Inc.	10,788	3,213,745
Yum! Brands, Inc.	93,175	12,159,338
		213,622,215
TOTAL HOTELS, RESTAURANTS & LEISURE		455,463,212
HOUSEHOLD DURABLES – 4.7%
Consumer Electronics – 0.6%
Garmin Ltd.	52,240	11,276,004
Sonos, Inc. (a)	74,036	1,020,956
		12,296,960
Home Furnishings – 0.4%
Ethan Allen Interiors, Inc.	26,782	830,778
La-Z-Boy, Inc.	29,387	1,387,066
Leggett & Platt, Inc.	91,354	964,698
Mohawk Industries, Inc. (a)	21,798	2,665,896
Tempur Sealy International, Inc.	65,557	4,139,269
		9,987,707
Homebuilding – 3.4%
Beazer Homes USA, Inc. (a)	29,302	649,332
Cavco Industries, Inc. (a)	3,928	1,997,938
Century Communities, Inc.	15,627	1,193,590
Champion Homes, Inc. (a)	24,703	2,280,828
DR Horton, Inc.	97,924	13,895,416
Dream Finders Homes, Inc. Class A (a)	28,031	646,675
See accompanying notes which are an integral part of the financial statements.
7	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Green Brick Partners, Inc. (a)	20,035	$1,211,517
Hovnanian Enterprises, Inc. Class A (a)	4,957	656,257
Installed Building Products, Inc.	10,319	2,051,830
KB Home	32,148	2,157,131
Legacy Housing Corp. (a)	13,976	358,484
Lennar Corp. Class A	80,807	10,605,111
LGI Homes, Inc. (a)	12,392	1,106,358
M/I Homes, Inc. (a)	13,244	1,666,095
Meritage Homes Corp.	29,292	2,280,968
NVR, Inc. (a)	1,076	8,625,410
PulteGroup, Inc.	72,681	8,269,644
Taylor Morrison Home Corp. (a)	43,388	2,796,791
Toll Brothers, Inc.	37,426	5,082,825
TopBuild Corp. (a)	11,433	3,917,860
Tri Pointe Homes, Inc. (a)	45,005	1,658,884
		73,108,944
Household Appliances – 0.2%
Cricut, Inc. Class A	55,377	297,374
Helen of Troy Ltd. (a)	12,853	794,058
Whirlpool Corp.	23,654	2,483,907
		3,575,339
Household Products – 0.0%
Millrose Properties, Inc. Class A (a)	40,403	375,748
Housewares & Specialties – 0.1%
Newell Brands, Inc.	201,071	2,002,667
TOTAL HOUSEHOLD DURABLES		101,347,365
LEISURE PRODUCTS – 0.8%
Leisure Products – 0.8%
Acushnet Holdings Corp.	19,073	1,245,848
Brunswick Corp.	28,556	1,925,817
Hasbro, Inc.	51,075	2,954,178
Latham Group, Inc. (a)	26,117	190,654
Malibu Boats, Inc. Class A (a)	22,934	878,143
Mattel, Inc. (a)	143,323	2,671,541
Peloton Interactive, Inc. Class A (a)	279,175	2,163,606
Polaris, Inc.	23,925	1,141,222
Smith & Wesson Brands, Inc.	49,897	523,420
Sturm Ruger & Co., Inc.	18,818	669,921
Topgolf Callaway Brands Corp. (a)	84,822	666,701
YETI Holdings, Inc. (a)	41,807	1,557,729
TOTAL LEISURE PRODUCTS		16,588,780
SPECIALTY RETAIL – 19.4%
Apparel Retail – 4.0%
Abercrombie & Fitch Co. Class A (a)	20,950	2,501,011
American Eagle Outfitters, Inc.	83,693	1,350,805

	Shares	Value

Boot Barn Holdings, Inc. (a)	14,606	$2,349,375
Buckle, Inc.	24,693	1,175,634
Burlington Stores, Inc. (a)	23,172	6,579,226
Caleres, Inc.	26,741	490,163
Foot Locker, Inc. (a)	51,789	1,038,369
Gap, Inc.	97,646	2,350,339
Guess?, Inc.	30,855	398,338
Revolve Group, Inc. (a)	39,165	1,236,831
Ross Stores, Inc.	110,493	16,635,826
Shoe Carnival, Inc.	22,101	598,053
TJX Cos., Inc.	363,481	45,358,794
Urban Outfitters, Inc. (a)	33,014	1,829,636
Victoria's Secret & Co. (a)	49,826	1,811,673
		85,704,073
Automotive Retail – 3.8%
Advance Auto Parts, Inc.	26,920	1,305,620
Arko Corp.	65,093	460,208
Asbury Automotive Group, Inc. (a)	8,183	2,427,732
AutoNation, Inc. (a)	11,945	2,252,230
AutoZone, Inc. (a)	5,636	18,881,784
Camping World Holdings, Inc. Class A	55,661	1,285,212
CarMax, Inc. (a)	57,848	4,954,103
Carvana Co. (a)	38,346	9,489,868
EVgo, Inc. (a)	45,730	158,683
Group 1 Automotive, Inc.	6,149	2,806,957
Lithia Motors, Inc.	10,861	4,084,822
Monro, Inc.	30,984	608,526
Murphy USA, Inc.	7,542	3,792,947
O'Reilly Automotive, Inc. (a)	19,279	24,955,123
Penske Automotive Group, Inc.	10,002	1,656,631
Sonic Automotive, Inc. Class A	14,818	1,100,236
Valvoline, Inc. (a)	52,906	1,963,342
		82,184,024
Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	69,240	5,944,946
GameStop Corp. Class A (a)	135,252	3,638,279
		9,583,225
Home Improvement Retail – 8.5%
Floor & Decor Holdings, Inc. Class A (a)	36,967	3,700,397
Home Depot, Inc.	314,911	129,737,034
Lowe's Cos., Inc.	183,036	47,596,681
		181,034,112
Homefurnishing Retail – 0.7%
Arhaus, Inc.	48,267	592,719
Beyond, Inc. (a)	48,356	400,871
Haverty Furniture Cos., Inc.	16,985	380,974
RH (a)	6,683	2,800,912
Wayfair, Inc. Class A (a)	37,564	1,816,971

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	8

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Homefurnishing Retail – continued
Williams-Sonoma, Inc.	44,090	$9,319,303
		15,311,750
Other Specialty Retail – 1.9%
1-800-Flowers.com, Inc. Class A (a)	35,187	282,552
Academy Sports & Outdoors, Inc.	34,258	1,792,036
Bath & Body Works, Inc.	78,824	2,964,571
Chewy, Inc. Class A (a)	90,886	3,542,736
Dick's Sporting Goods, Inc.	21,804	5,234,050
Five Below, Inc. (a)	21,806	2,044,967
Leslie's, Inc. (a)	169,853	343,103
MarineMax, Inc. (a)	24,793	752,715
National Vision Holdings, Inc. (a)	60,859	693,793
ODP Corp. (a)	25,799	583,057
Petco Health & Wellness Co., Inc. (a)	117,654	402,377
Sally Beauty Holdings, Inc. (a)	86,164	936,603
Signet Jewelers Ltd.	19,834	1,174,768
Tractor Supply Co.	181,278	9,854,272
Ulta Beauty, Inc. (a)	16,783	6,917,113
Upbound Group, Inc.	32,336	948,738
Warby Parker, Inc. Class A (a)	60,173	1,667,394
Winmark Corp.	2,487	968,910
		41,103,755
TOTAL SPECIALTY RETAIL		414,920,939
TEXTILES, APPAREL & LUXURY GOODS – 4.5%
Apparel, Accessories & Luxury Goods – 2.2%
Capri Holdings Ltd. (a)	53,113	1,316,140
Carter's, Inc.	19,968	1,076,675
Columbia Sportswear Co.	17,978	1,587,457
Figs, Inc. Class A (a)	142,266	809,494
G-III Apparel Group Ltd. (a)	33,615	1,049,460
Hanesbrands, Inc. (a)	225,624	1,832,067
Kontoor Brands, Inc.	23,705	2,177,304
Levi Strauss & Co. Class A	55,435	1,054,928
Lululemon Athletica, Inc. (a)	38,148	15,800,902
Movado Group, Inc.	20,050	383,356
Oxford Industries, Inc.	10,233	858,139

	Shares	Value

PVH Corp.	23,298	$2,087,501
Ralph Lauren Corp.	15,764	3,936,271
Tapestry, Inc.	85,947	6,268,974
Under Armour, Inc. Class A (a)	142,953	1,193,658
Under Armour, Inc. Class C (a)	133,044	1,001,821
VF Corp.	149,717	3,888,150
		46,322,297
Footwear – 2.3%
Crocs, Inc. (a)	23,128	2,360,675
Deckers Outdoor Corp. (a)	52,542	9,318,849
NIKE, Inc. Class B	391,639	30,117,039
Skechers USA, Inc. Class A (a)	51,240	3,860,422
Steven Madden Ltd.	35,780	1,468,769
Wolverine World Wide, Inc.	70,659	1,577,816
		48,703,570
TOTAL TEXTILES, APPAREL & LUXURY GOODS		95,025,867
TOTAL COMMON STOCKS (Cost $1,554,881,399)		2,132,553,294
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (c) (Cost $4,920,000)	4,920,000	4,920,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,559,801,399)		2,137,473,294
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,340,747
NET ASSETS – 100.0%		$2,138,814,041

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $984,684 or 0.0% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
9	Semi-Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	23	March 2025	5,425,240	$ (18,662)	$ (18,662)
CME E-mini Russell 2000 Index Contracts (United States)	5	March 2025	573,850	(11,436)	(11,436)
Total Equity Index Contracts					$(30,098)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,132,553,294	$2,132,553,294	$—	$—
Money Market Funds	4,920,000	4,920,000	—	—
Total Investments in Securities:	$2,137,473,294	$2,137,473,294	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(30,098)	$(30,098)	$—	$—
Total Liabilities	$(30,098)	$(30,098)	$—	$—
Total Derivative Instruments:	$(30,098)	$(30,098)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(30,098)
Total Equity Risk	0	(30,098)
Total Value of Derivatives	$0	$(30,098)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	10

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 17.3%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)	7,407	$1,856,713
Molson Coors Beverage Co. Class B	93,424	5,114,964
		6,971,677
Distillers & Vintners – 1.3%
Brown-Forman Corp. Class B	98,936	3,265,877
Constellation Brands, Inc. Class A	71,163	12,866,271
MGP Ingredients, Inc.	17,802	643,186
		16,775,334
Soft Drinks & Non-alcoholic Beverages – 15.4%
Celsius Holdings, Inc. (a)	72,305	1,806,179
Coca-Cola Co.	1,557,827	98,890,858
Coca-Cola Consolidated, Inc.	3,080	4,212,270
Keurig Dr. Pepper, Inc.	500,240	16,057,704
Monster Beverage Corp. (a)	321,336	15,652,276
National Beverage Corp.	30,248	1,271,928
PepsiCo, Inc.	338,996	51,083,307
Primo Brands Corp.	3,829	123,945
Vita Coco Co., Inc. (a)	51,284	1,920,073
		191,018,540
TOTAL BEVERAGES		214,765,551
CONSUMER STAPLES DISTRIBUTION & RETAIL – 38.1%
Consumer Staples Merchandise Retail – 31.1%
BJ's Wholesale Club Holdings, Inc. (a)	66,734	6,610,003
Costco Wholesale Corp.	172,564	169,092,012
Dollar General Corp.	96,616	6,865,533
Dollar Tree, Inc. (a)	93,103	6,829,105
PriceSmart, Inc.	22,720	2,066,839
Target Corp.	195,011	26,893,967
Walmart, Inc.	1,715,839	168,426,756
		386,784,215
Drug Retail – 0.3%
Walgreens Boots Alliance, Inc.	357,288	3,672,920
Food Distributors – 3.1%
Andersons, Inc.	34,901	1,422,216
Chefs' Warehouse, Inc. (a)	40,394	2,175,621
Performance Food Group Co. (a)	77,399	6,989,904
SpartanNash Co.	55,103	1,004,528
Sysco Corp.	216,346	15,775,950
U.S. Foods Holding Corp. (a)	112,670	7,991,683
United Natural Foods, Inc. (a)	81,033	2,409,921
		37,769,823
Food Retail – 3.6%
Albertsons Cos., Inc. Class A	187,961	3,768,618
Casey's General Stores, Inc.	18,040	7,608,731
Grocery Outlet Holding Corp. (a)	82,172	1,330,365
Ingles Markets, Inc. Class A	18,643	1,234,539

	Shares	Value

Kroger Co.	299,613	$18,468,145
Maplebear, Inc. (a)	63,728	3,076,788
Sprouts Farmers Market, Inc. (a)	49,408	7,823,263
Weis Markets, Inc.	21,534	1,454,837
		44,765,286
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		472,992,244
FOOD PRODUCTS – 14.5%
Agricultural Products & Services – 2.1%
Archer-Daniels-Midland Co.	218,817	11,209,995
Bunge Global SA	69,171	5,265,988
Darling Ingredients, Inc. (a)	87,627	3,282,508
Fresh Del Monte Produce, Inc.	52,127	1,589,352
Ingredion, Inc.	34,832	4,752,478
		26,100,321
Packaged Foods & Meats – 12.4%
B&G Foods, Inc.	127,676	827,340
Beyond Meat, Inc. (a)	99,438	393,774
Calavo Growers, Inc.	27,568	631,031
Cal-Maine Foods, Inc.	30,793	3,322,565
Campbell's Co.	100,002	3,877,077
Conagra Brands, Inc.	226,380	5,860,978
Flowers Foods, Inc.	121,494	2,375,208
Freshpet, Inc. (a)	26,720	4,273,864
General Mills, Inc.	242,551	14,587,017
Hain Celestial Group, Inc. (a)	145,624	736,857
Hershey Co.	65,563	9,785,278
Hormel Foods Corp.	149,464	4,480,931
J&J Snack Foods Corp.	12,221	1,677,088
J.M. Smucker Co.	52,313	5,591,737
John B Sanfilippo & Son, Inc.	12,958	937,382
Kellanova	124,903	10,208,322
Kraft Heinz Co.	398,815	11,900,640
Lamb Weston Holdings, Inc.	70,024	4,197,238
Lancaster Colony Corp.	12,897	2,176,240
McCormick & Co., Inc.	115,901	8,951,034
Mission Produce, Inc. (a)	69,202	822,812
Mondelez International, Inc. Class A	560,411	32,498,234
Pilgrim's Pride Corp. (a)	42,834	1,993,494
Post Holdings, Inc. (a)	30,543	3,242,445
Seaboard Corp.	402	980,213
Seneca Foods Corp. Class A (a)	7,770	566,511
Simply Good Foods Co. (a)	64,242	2,441,196
Tootsie Roll Industries, Inc.	23,233	721,617
TreeHouse Foods, Inc. (a)	47,019	1,623,096
Tyson Foods, Inc. Class A	133,976	7,568,304
Utz Brands, Inc.	80,416	1,074,358
Vital Farms, Inc. (a)	44,222	1,940,240
Westrock Coffee Co. (a)	50,484	351,369

See accompanying notes which are an integral part of the financial statements.
11	Semi-Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
WK Kellogg Co.	74,914	$1,242,823
		153,858,313
TOTAL FOOD PRODUCTS		179,958,634
HOUSEHOLD PRODUCTS – 18.5%
Household Products – 18.5%
Central Garden & Pet Co. Class A (a)	54,910	1,712,643
Central Garden & Pet Co. (a)	16,024	584,716
Church & Dwight Co., Inc.	110,233	11,631,786
Clorox Co.	57,772	9,167,261
Colgate-Palmolive Co.	327,321	28,378,731
Energizer Holdings, Inc.	59,360	2,017,646
Kimberly-Clark Corp.	144,445	18,773,516
Procter & Gamble Co.	915,402	151,947,578
Reynolds Consumer Products, Inc.	58,581	1,617,421
Spectrum Brands Holdings, Inc.	23,730	2,006,609
WD-40 Co.	9,906	2,327,415
TOTAL HOUSEHOLD PRODUCTS		230,165,322
PERSONAL CARE PRODUCTS – 3.4%
Personal Care Products – 3.4%
BellRing Brands, Inc. (a)	69,974	5,412,489
Coty, Inc. Class A (a)	254,843	1,867,999
Edgewell Personal Care Co.	43,284	1,441,357
elf Beauty, Inc. (a)	29,777	2,975,020
Estee Lauder Cos., Inc. Class A	102,512	8,552,576
Herbalife Ltd. (a)	126,035	688,151
Interparfums, Inc.	15,766	2,223,321
Kenvue, Inc.	829,183	17,653,306

	Shares	Value

Olaplex Holdings, Inc. (a)	214,556	$334,708
USANA Health Sciences, Inc. (a)	18,592	605,542
TOTAL PERSONAL CARE PRODUCTS		41,754,469
TOBACCO – 7.9%
Tobacco – 7.9%
Altria Group, Inc.	717,384	37,468,967
Philip Morris International, Inc.	445,913	58,057,873
Turning Point Brands, Inc.	27,430	1,748,388
Universal Corp.	28,111	1,493,256
TOTAL TOBACCO		98,768,484
TOTAL COMMON STOCKS (Cost $1,080,103,666)		1,238,404,704
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $2,110,000)	2,110,000	2,110,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,082,213,666)		1,240,514,704
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,586,258
NET ASSETS – 100.0%		$1,242,100,962

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	40	March 2025	3,205,600	$ (1,082)	$ (1,082)
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2025	114,770	(1,216)	(1,216)
Total Equity Index Contracts					$(2,298)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	12

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,238,404,704	$1,238,404,704	$—	$—
Money Market Funds	2,110,000	2,110,000	—	—
Total Investments in Securities:	$1,240,514,704	$1,240,514,704	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(2,298)	$(2,298)	$—	$—
Total Liabilities	$(2,298)	$(2,298)	$—	$—
Total Derivative Instruments:	$(2,298)	$(2,298)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(2,298)
Total Equity Risk	0	(2,298)
Total Value of Derivatives	$0	$(2,298)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 11.0%
Oil & Gas Drilling – 1.1%
Helmerich & Payne, Inc.	90,175	$2,848,628
Nabors Industries Ltd. (a)	12,850	735,277
Noble Corp. PLC	129,662	4,155,667
Patterson-UTI Energy, Inc.	345,152	2,785,377
Transocean Ltd. (a)	666,268	2,611,770
Valaris Ltd. (a)	57,888	2,775,151
		15,911,870
Oil & Gas Equipment & Services – 9.9%
Archrock, Inc.	138,387	3,887,291
Atlas Energy Solutions, Inc.	52,059	1,195,275
Baker Hughes Co.	787,719	36,376,864
Bristow Group, Inc. (a)	17,852	595,721
Cactus, Inc. Class A	58,924	3,518,352
ChampionX Corp.	161,838	4,635,040
Core Laboratories, Inc.	61,026	1,035,611
Expro Group Holdings NV (a)	90,720	1,145,794
Halliburton Co.	700,388	18,224,096
Helix Energy Solutions Group, Inc. (a)	154,946	1,242,667
Innovex International, Inc. (a)	55,590	866,092
Kodiak Gas Services, Inc.	36,853	1,723,983
Liberty Energy, Inc.	145,007	2,655,078
NOV, Inc.	331,815	4,794,727
NPK International, Inc. (a)	120,701	835,251
Oceaneering International, Inc. (a)	95,837	2,381,550
ProPetro Holding Corp. (a)	122,699	1,089,567
RPC, Inc.	140,170	859,242
Schlumberger NV	1,115,937	44,949,942
Select Water Solutions, Inc.	115,148	1,439,350
TechnipFMC PLC	354,267	10,645,723
TETRA Technologies, Inc. (a)	243,508	1,010,558
Tidewater, Inc. (a)	14,993	826,264
Weatherford International PLC	60,983	3,838,880
		149,772,918
TOTAL ENERGY EQUIPMENT & SERVICES		165,684,788
OIL, GAS & CONSUMABLE FUELS – 88.9%
Coal & Consumable Fuels – 0.7%
Centrus Energy Corp. Class A (a)	22,163	1,824,015
Core Natural Resources, Inc.	49,716	4,491,343
Peabody Energy Corp.	117,340	2,129,721
Uranium Energy Corp. (a)	406,367	2,868,951
		11,314,030
Integrated Oil & Gas – 36.2%
Chevron Corp.	1,368,128	204,111,017
Exxon Mobil Corp.	2,975,075	317,827,262
Occidental Petroleum Corp.	522,449	24,372,246
		546,310,525

	Shares	Value

Oil & Gas Exploration & Production – 27.0%
Antero Resources Corp. (a)	244,371	$9,119,926
APA Corp.	303,112	6,647,246
California Resources Corp.	57,442	2,826,146
Chord Energy Corp.	51,582	5,800,396
Civitas Resources, Inc.	65,518	3,325,694
CNX Resources Corp. (a)	135,646	3,713,987
Comstock Resources, Inc.	120,154	2,230,058
ConocoPhillips	1,032,494	102,041,382
Coterra Energy, Inc.	596,819	16,543,823
Crescent Energy Co. Class A	202,710	3,052,813
Devon Energy Corp.	500,129	17,054,399
Diamondback Energy, Inc.	149,736	24,610,609
EOG Resources, Inc.	452,367	56,903,245
EQT Corp.	456,426	23,332,497
Expand Energy Corp.	170,055	17,277,588
Granite Ridge Resources, Inc.	111,659	691,169
Gulfport Energy Corp. (a)	13,710	2,447,372
Hess Corp.	217,830	30,284,905
HighPeak Energy, Inc.	50,012	681,663
Kimbell Royalty Partners LP	88,975	1,369,325
Kosmos Energy Ltd. (a)	460,050	1,462,959
Magnolia Oil & Gas Corp. Class A	151,289	3,585,549
Matador Resources Co.	99,791	5,787,878
Murphy Oil Corp.	124,423	3,313,384
Northern Oil & Gas, Inc.	82,406	2,962,496
Ovintiv, Inc.	217,153	9,168,200
Permian Resources Corp.	432,292	6,333,078
Range Resources Corp.	202,364	7,495,562
Riley Exploration Permian, Inc.	23,719	786,285
Sable Offshore Corp. (a)	65,549	1,634,137
SandRidge Energy, Inc.	60,195	713,311
Sitio Royalties Corp. Class A	82,937	1,670,351
SM Energy Co.	99,235	3,766,961
Talos Energy, Inc. (a)	153,178	1,519,526
Texas Pacific Land Corp.	15,820	20,521,229
VAALCO Energy, Inc.	152,931	627,017
Viper Energy, Inc.	89,322	4,189,202
Vital Energy, Inc. (a)	31,183	994,738
Vitesse Energy, Inc.	37,856	979,713
		407,465,819
Oil & Gas Refining & Marketing – 8.6%
Calumet, Inc. (a)	10,323	182,820
Clean Energy Fuels Corp. (a)	299,014	989,736
CVR Energy, Inc.	45,406	860,444
Delek U.S. Holdings, Inc.	71,787	1,282,116
Green Plains, Inc. (a)	81,401	726,911
HF Sinclair Corp.	135,035	4,872,063
Marathon Petroleum Corp.	276,616	40,305,717
Par Pacific Holdings, Inc. (a)	65,571	1,096,347
PBF Energy, Inc. Class A	91,724	2,683,844

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
Phillips 66	338,818	$39,936,478
REX American Resources Corp. (a)	22,101	922,054
Valero Energy Corp.	262,190	34,871,270
World Kinect Corp.	63,149	1,785,222
		130,515,022
Oil & Gas Storage & Transportation – 16.4%
Antero Midstream Corp.	310,371	4,978,351
Cheniere Energy, Inc.	183,484	41,036,197
Dorian LPG Ltd.	41,985	1,009,319
DT Midstream, Inc.	81,383	8,226,194
Excelerate Energy, Inc. Class A	37,217	1,111,672
Hess Midstream LP Class A	93,198	3,775,451
International Seaways, Inc.	39,688	1,545,848
Kinder Morgan, Inc.	1,567,937	43,086,909
Kinetik Holdings, Inc.	40,459	2,606,773
New Fortress Energy, Inc.	135,191	2,027,865
NextDecade Corp. (a)	164,634	1,396,096
ONEOK, Inc.	486,120	47,236,280
Plains GP Holdings LP Class A (a)	176,792	3,739,151
Targa Resources Corp.	167,249	32,914,603
Williams Cos., Inc.	953,511	52,853,115
		247,543,824
TOTAL OIL, GAS & CONSUMABLE FUELS		1,343,149,220
TOTAL COMMON STOCKS (Cost $1,245,892,219)		1,508,834,008
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $1,170,000)	1,170,000	$1,170,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,247,062,219)		1,510,004,008
NET OTHER ASSETS (LIABILITIES) – 0.0%		626,272
NET ASSETS – 100.0%		$1,510,630,280

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	15	March 2025	$1,383,600	$(54,851)	$(54,851)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,508,834,008	$1,508,834,008	$—	$—
Money Market Funds	1,170,000	1,170,000	—	—
Total Investments in Securities:	$1,510,004,008	$1,510,004,008	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(54,851)	$(54,851)	$—	$—
Total Liabilities	$(54,851)	$(54,851)	$—	$—
Total Derivative Instruments:	$(54,851)	$(54,851)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(54,851)
Total Equity Risk	0	(54,851)
Total Value of Derivatives	$0	$(54,851)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Fidelity® MSCI Financials Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 27.6%
Diversified Banks – 20.8%
Bank of America Corp.	1,892,512	$87,623,306
Citigroup, Inc.	517,828	42,166,734
Comerica, Inc.	35,559	2,393,832
Fifth Third Bancorp	185,648	8,226,063
First Citizens BancShares, Inc. Class A	2,730	6,018,804
JPMorgan Chase & Co.	771,124	206,121,445
KeyCorp	261,371	4,699,450
PNC Financial Services Group, Inc.	108,140	21,730,733
U.S. Bancorp	424,804	20,297,135
Wells Fargo & Co.	922,481	72,691,503
		471,969,005
Regional Banks – 6.8%
1st Source Corp.	5,046	316,485
Amalgamated Financial Corp.	6,019	210,304
Amerant Bancorp, Inc.	9,477	219,866
Ameris Bancorp	17,345	1,138,699
Arrow Financial Corp.	1	16
Associated Banc-Corp.	43,066	1,082,679
Atlantic Union Bankshares Corp.	19,750	745,957
Axos Financial, Inc. (a)	13,108	916,642
Banc of California, Inc.	38,595	618,292
BancFirst Corp.	5,510	656,131
Bancorp, Inc. (a)	10,953	668,790
Bank First Corp.	2,288	231,500
Bank of Hawaii Corp.	9,579	713,731
Bank OZK	29,553	1,500,997
BankUnited, Inc.	17,947	737,801
Banner Corp.	8,339	589,317
Bar Harbor Bankshares	5,071	160,649
Berkshire Hills Bancorp, Inc.	10,648	313,158
BOK Financial Corp.	6,682	737,826
Brookline Bancorp, Inc.	21,251	259,900
Burke & Herbert Financial Services Corp.	3,511	225,792
Business First Bancshares, Inc.	7,005	189,065
Byline Bancorp, Inc.	8,697	255,170
Cadence Bank	43,307	1,524,406
Camden National Corp.	5,855	265,583
Capital City Bank Group, Inc.	4,137	152,614
Capitol Federal Financial, Inc.	31,599	188,014
Cathay General Bancorp	16,893	802,249
Central Pacific Financial Corp.	5,914	176,769
Citizens Financial Group, Inc.	124,869	5,940,018
City Holding Co.	3,886	459,053
Coastal Financial Corp. (a)	3,965	353,599
Columbia Banking System, Inc.	57,725	1,610,527
Columbia Financial, Inc. (a)	6,412	94,833
Commerce Bancshares, Inc.	34,459	2,301,861

	Shares	Value

Community Financial System, Inc.	12,301	$806,085
Community Trust Bancorp, Inc.	4,723	252,728
ConnectOne Bancorp, Inc.	11,210	284,061
CrossFirst Bankshares, Inc. (a)	13,031	211,623
Cullen/Frost Bankers, Inc.	16,282	2,269,711
Customers Bancorp, Inc. (a)	7,377	420,341
CVB Financial Corp.	36,274	755,950
Dime Community Bancshares, Inc.	11,981	374,167
Eagle Bancorp, Inc.	7,075	185,436
East West Bancorp, Inc.	37,886	3,901,121
Eastern Bankshares, Inc.	50,521	927,566
Enterprise Financial Services Corp.	10,897	652,076
Equity Bancshares, Inc. Class A	4,719	205,748
Farmers National Banc Corp.	13,430	184,797
FB Financial Corp.	10,256	541,619
First BanCorp	39,661	823,362
First Bancorp/Southern Pines NC	10,202	450,214
First Bancshares, Inc.	8,797	337,365
First Busey Corp.	18,056	438,400
First Commonwealth Financial Corp.	25,003	417,050
First Community Bankshares, Inc.	4,521	196,076
First Financial Bancorp	23,355	654,407
First Financial Bankshares, Inc.	32,631	1,215,831
First Financial Corp.	3,069	147,895
First Hawaiian, Inc.	39,867	1,101,127
First Horizon Corp.	148,546	3,251,672
First Interstate BancSystem, Inc. Class A	28,511	939,437
First Merchants Corp.	16,855	749,036
First Mid Bancshares, Inc.	5,856	222,118
Five Star Bancorp	5,828	177,229
Flagstar Financial, Inc.	85,366	1,009,880
FNB Corp.	100,382	1,574,994
Fulton Financial Corp.	42,337	861,135
German American Bancorp, Inc.	8,054	332,872
Glacier Bancorp, Inc.	31,178	1,548,611
Great Southern Bancorp, Inc.	2,290	134,629
Greene County Bancorp, Inc.	2,215	58,698
Hancock Whitney Corp.	23,899	1,427,726
Hanmi Financial Corp.	5,332	128,075
HarborOne Bancorp, Inc.	11,959	129,994
HBT Financial, Inc.	3,964	96,404
Heartland Financial USA, Inc.	12,413	802,749
Heritage Commerce Corp.	21,780	211,048
Heritage Financial Corp.	8,129	208,915
Hilltop Holdings, Inc.	13,824	417,208
Home BancShares, Inc.	50,486	1,524,172
Hope Bancorp, Inc.	29,902	348,657
Horizon Bancorp, Inc.	13,345	224,063
Huntington Bancshares, Inc.	402,122	6,916,498

See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	9,995	$671,264
Independent Bank Corp.	7,029	255,856
International Bancshares Corp.	15,135	997,245
Kearny Financial Corp.	15,650	107,985
Lakeland Financial Corp.	6,094	414,636
Live Oak Bancshares, Inc.	10,048	356,604
M&T Bank Corp.	45,622	9,180,971
Mercantile Bank Corp.	5,096	248,736
Metrocity Bankshares, Inc.	6,617	204,201
Metropolitan Bank Holding Corp. (a)	2,940	188,542
Midland States Bancorp, Inc.	6,668	128,426
National Bank Holdings Corp. Class A	10,000	431,300
NB Bancorp, Inc. (a)	11,874	227,506
NBT Bancorp, Inc.	11,247	535,695
Nicolet Bankshares, Inc.	3,767	422,394
Northeast Bank	2,303	233,064
Northfield Bancorp, Inc.	11,205	130,762
Northwest Bancshares, Inc.	31,074	410,488
OceanFirst Financial Corp.	17,777	319,275
OFG Bancorp	11,205	478,566
Old National Bancorp	87,647	2,090,381
Old Second Bancorp, Inc.	11,833	222,342
Origin Bancorp, Inc.	7,585	287,623
Orrstown Financial Services, Inc.	6,166	224,072
Pacific Premier Bancorp, Inc.	22,634	586,221
Park National Corp.	4,435	752,664
Pathward Financial, Inc.	5,997	478,141
Peapack-Gladstone Financial Corp.	4,364	138,121
Peoples Bancorp, Inc.	11,812	385,662
Pinnacle Financial Partners, Inc.	20,994	2,619,421
Popular, Inc.	20,316	2,091,329
Preferred Bank	2,071	189,207
Premier Financial Corp.	12,037	334,990
Prosperity Bancshares, Inc.	25,920	2,073,600
Provident Financial Services, Inc.	29,627	550,173
QCR Holdings, Inc.	5,345	415,627
Regions Financial Corp.	253,062	6,235,448
Renasant Corp.	15,053	585,261
Republic Bancorp, Inc. Class A	3,015	197,332
S&T Bancorp, Inc.	9,434	372,077
Sandy Spring Bancorp, Inc.	13,956	472,131
Seacoast Banking Corp. of Florida	19,311	549,398
ServisFirst Bancshares, Inc.	13,814	1,252,515
Simmons First National Corp. Class A	29,433	668,718
South Plains Financial, Inc.	4,145	148,930
Southern Missouri Bancorp, Inc.	3,049	180,440

	Shares	Value

Southside Bancshares, Inc.	6,591	$207,155
SouthState Corp.	27,445	2,897,918
Stellar Bancorp, Inc.	13,136	373,062
Stock Yards Bancorp, Inc.	7,966	587,174
Synovus Financial Corp.	40,727	2,297,817
Texas Capital Bancshares, Inc. (a)	12,522	988,612
TFS Financial Corp.	13,454	184,589
Tompkins Financial Corp.	3,108	217,778
Towne Bank	21,223	759,147
TriCo Bancshares	9,460	415,010
Triumph Financial, Inc. (a)	5,928	456,812
Truist Financial Corp.	364,656	17,364,919
TrustCo Bank Corp.	4,098	131,792
Trustmark Corp.	13,852	519,450
UMB Financial Corp.	12,917	1,522,897
United Bankshares, Inc.	36,394	1,401,169
United Community Banks, Inc.	27,512	912,573
Univest Financial Corp.	9,782	297,275
Valley National Bancorp	119,260	1,225,993
Veritex Holdings, Inc.	12,848	344,326
WaFd, Inc.	21,229	630,077
Washington Trust Bancorp, Inc.	7,398	242,432
Webster Financial Corp.	46,956	2,828,629
WesBanco, Inc.	18,495	648,065
Westamerica BanCorp	6,264	324,225
Western Alliance Bancorp	28,895	2,539,004
Wintrust Financial Corp.	18,618	2,435,421
WSFS Financial Corp.	14,439	808,584
Zions Bancorp NA	40,416	2,338,470
		153,354,584
TOTAL BANKS		625,323,589
CAPITAL MARKETS – 24.5%
Asset Management & Custody Banks – 8.6%
Acadian Asset Management, Inc.	7,701	191,909
Affiliated Managers Group, Inc.	8,135	1,528,892
Ameriprise Financial, Inc.	26,535	14,418,058
ARES Management Corp. Class A	50,981	10,105,454
Artisan Partners Asset Management, Inc. Class A	16,591	741,452
Bank of New York Mellon Corp.	200,478	17,227,075
Blackrock, Inc.	40,155	43,186,702
Blackstone, Inc.	195,150	34,563,016
Blue Owl Capital, Inc.	144,771	3,765,494
Carlyle Group, Inc.	62,812	3,527,522
Cohen & Steers, Inc.	7,462	661,357
Diamond Hill Investment Group, Inc.	616	92,425
DigitalBridge Group, Inc.	48,839	535,764
Federated Hermes, Inc.	21,425	852,072
Franklin Resources, Inc.	79,062	1,758,339

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Hamilton Lane, Inc. Class A	10,416	$1,658,019
Invesco Ltd.	91,723	1,763,833
Janus Henderson Group PLC	36,701	1,648,976
KKR & Co., Inc.	168,552	28,159,983
Northern Trust Corp.	54,984	6,174,153
P10, Inc. Class A	11,774	160,833
SEI Investments Co.	29,500	2,554,110
State Street Corp.	80,107	8,140,473
StepStone Group, Inc. Class A	18,070	1,157,926
T. Rowe Price Group, Inc.	60,227	7,041,741
TPG, Inc.	21,586	1,451,658
Victory Capital Holdings, Inc. Class A	11,828	782,777
Virtus Investment Partners, Inc.	2,082	415,359
WisdomTree, Inc.	30,198	295,638
		194,561,010
Financial Exchanges & Data – 7.6%
Cboe Global Markets, Inc.	28,362	5,795,208
CME Group, Inc.	97,413	23,040,123
Coinbase Global, Inc. Class A (a)	52,273	15,228,693
Donnelley Financial Solutions, Inc. (a)	7,682	509,854
FactSet Research Systems, Inc.	10,233	4,854,638
Intercontinental Exchange, Inc.	155,541	24,860,118
MarketAxess Holdings, Inc.	10,062	2,219,979
Moody's Corp.	44,405	22,177,633
Morningstar, Inc.	7,521	2,471,701
MSCI, Inc.	21,314	12,719,556
Nasdaq, Inc.	116,206	9,568,402
Open Lending Corp. (a)	30,555	184,858
S&P Global, Inc.	86,745	45,229,710
Tradeweb Markets, Inc. Class A	31,579	4,007,375
		172,867,848
Investment Banking & Brokerage – 8.3%
BGC Group, Inc. Class A	87,922	838,776
Charles Schwab Corp.	433,489	35,858,210
Evercore, Inc. Class A	9,881	2,878,039
Freedom Holding Corp. (a)	4,959	698,426
Goldman Sachs Group, Inc.	85,751	54,914,940
Houlihan Lokey, Inc.	14,258	2,590,964
Interactive Brokers Group, Inc. Class A	29,546	6,424,482
Jefferies Financial Group, Inc.	43,467	3,342,178
Lazard, Inc.	25,124	1,365,992
LPL Financial Holdings, Inc.	20,186	7,406,041
Moelis & Co. Class A	15,775	1,235,025
Morgan Stanley	329,253	45,578,493
Perella Weinberg Partners	15,247	393,677
Piper Sandler Cos.	4,880	1,547,643

	Shares	Value

PJT Partners, Inc. Class A	6,312	$1,041,291
Raymond James Financial, Inc.	53,001	8,929,608
Robinhood Markets, Inc. Class A (a)	145,502	7,558,829
Stifel Financial Corp.	28,361	3,285,622
StoneX Group, Inc. (a)	8,060	882,731
Virtu Financial, Inc. Class A	23,154	927,549
		187,698,516
TOTAL CAPITAL MARKETS		555,127,374
CONSUMER FINANCE – 4.8%
Consumer Finance – 4.8%
Ally Financial, Inc.	74,133	2,888,963
American Express Co.	154,161	48,938,409
Bread Financial Holdings, Inc.	3,086	195,436
Capital One Financial Corp.	103,918	21,169,136
Credit Acceptance Corp. (a)	1,812	920,079
Discover Financial Services	68,274	13,729,219
Encore Capital Group, Inc. (a)	5,589	276,655
Enova International, Inc. (a)	7,322	822,407
EZCORP, Inc. Class A (a)	13,995	168,080
FirstCash Holdings, Inc.	10,706	1,168,560
Green Dot Corp. Class A (a)	11,604	102,927
LendingClub Corp. (a)	31,637	426,783
LendingTree, Inc. (a)	3,062	137,576
Moneylion, Inc. (a)	2,006	174,482
Navient Corp.	25,376	346,890
Nelnet, Inc. Class A	3,927	432,637
NerdWallet, Inc. Class A (a)	10,595	151,297
OneMain Holdings, Inc.	33,584	1,865,255
PRA Group, Inc. (a)	10,064	222,515
PROG Holdings, Inc.	11,625	496,969
SLM Corp.	54,025	1,507,838
SoFi Technologies, Inc. (a)	275,070	4,340,605
Synchrony Financial	108,209	7,464,257
Upstart Holdings, Inc. (a)	20,784	1,345,660
World Acceptance Corp. (a)	892	125,915
TOTAL CONSUMER FINANCE		109,418,550
FINANCIAL SERVICES – 26.8%
Commercial & Residential Mortgage Finance – 0.5%
Enact Holdings, Inc.	10,713	361,885
Essent Group Ltd.	28,710	1,672,358
Federal Agricultural Mortgage Corp. Class C	2,710	535,984
Merchants Bancorp	5,652	236,988
MGIC Investment Corp.	70,621	1,803,660
Mr. Cooper Group, Inc. (a)	17,746	1,842,212
NMI Holdings, Inc. (a)	21,803	842,032
PennyMac Financial Services, Inc.	8,319	870,916
Radian Group, Inc.	41,600	1,415,232
See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Commercial & Residential Mortgage Finance – continued
Rocket Cos., Inc. Class A (a)	34,523	$434,990
UWM Holdings Corp.	26,239	158,221
Walker & Dunlop, Inc.	9,238	887,495
		11,061,973
Diversified Financial Services – 1.2%
Apollo Global Management, Inc.	108,300	18,517,134
Equitable Holdings, Inc.	80,423	4,376,620
Jackson Financial, Inc. Class A	17,006	1,602,646
Voya Financial, Inc.	26,768	1,900,260
		26,396,660
Mortgage REITs – 0.0%
HA Sustainable Infrastructure Capital, Inc.	32,135	900,101
Multi-Sector Holdings – 7.5%
Berkshire Hathaway, Inc. Class B (a)	359,178	168,335,953
Cannae Holdings, Inc.	13,871	274,091
Compass Diversified Holdings	18,368	390,320
		169,000,364
Transaction & Payment Processing Services – 17.6%
Affirm Holdings, Inc. (a)	65,493	3,999,657
AvidXchange Holdings, Inc. (a)	48,366	512,680
Block, Inc. (a)	151,129	13,725,536
Cantaloupe, Inc. (a)	17,475	142,246
Cass Information Systems, Inc.	6,468	266,417
Corpay, Inc. (a)	17,952	6,830,556
Euronet Worldwide, Inc. (a)	11,942	1,176,287
EVERTEC, Inc.	16,498	535,690
Fidelity National Information Services, Inc.	148,592	12,105,790
Fiserv, Inc. (a)	156,715	33,856,709
Flywire Corp. (a)	30,538	590,299
Global Payments, Inc.	69,179	7,806,850
International Money Express, Inc. (a)	7,923	149,824
Jack Henry & Associates, Inc.	19,988	3,479,711
Marqeta, Inc. Class A (a)	113,523	437,064
Mastercard, Inc. Class A	223,632	124,211,922
NCR Atleos Corp. (a)	19,815	631,306
Paymentus Holdings, Inc. Class A (a)	5,664	181,021
Payoneer Global, Inc. (a)	67,190	712,214
PayPal Holdings, Inc. (a)	263,751	23,363,064
Remitly Global, Inc. (a)	40,564	953,254
Repay Holdings Corp. (a)	24,164	180,505
Sezzle, Inc. (a)	868	203,121
Shift4 Payments, Inc. Class A (a)	16,177	1,938,813
Toast, Inc. Class A (a)	107,338	4,392,271
Visa, Inc. Class A	452,772	154,757,470

	Shares	Value

Western Union Co.	59,846	$617,611
WEX, Inc. (a)	11,347	2,086,600
		399,844,488
TOTAL FINANCIAL SERVICES		607,203,586
INSURANCE – 15.4%
Insurance Brokers – 3.9%
Aon PLC Class A	53,004	19,654,943
Arthur J Gallagher & Co.	67,619	20,408,767
Baldwin Insurance Group, Inc. (a)	18,337	750,900
Brown & Brown, Inc.	65,607	6,866,429
Crawford & Co. Class A	10,561	126,838
Goosehead Insurance, Inc. Class A (a)	6,230	667,669
Hagerty, Inc. Class A (a)	9,972	96,629
Marsh & McLennan Cos., Inc.	133,222	28,893,187
Ryan Specialty Holdings, Inc.	27,582	1,836,409
Willis Towers Watson PLC	27,514	9,067,651
		88,369,422
Life & Health Insurance – 2.7%
Aflac, Inc.	145,622	15,636,890
Brighthouse Financial, Inc. (a)	19,740	1,218,155
CNO Financial Group, Inc.	30,952	1,236,223
F&G Annuities & Life, Inc.	4,203	192,960
Genworth Financial, Inc. (a)	108,982	787,940
Globe Life, Inc.	25,349	3,094,859
Lincoln National Corp.	40,682	1,430,379
MetLife, Inc.	162,899	14,092,393
Oscar Health, Inc. Class A (a)	46,259	767,899
Primerica, Inc.	9,722	2,821,033
Principal Financial Group, Inc.	62,577	5,159,474
Prudential Financial, Inc.	97,867	11,818,419
Unum Group	43,456	3,313,520
		61,570,144
Multi-line Insurance – 0.6%
American International Group, Inc.	176,357	12,990,457
Horace Mann Educators Corp.	10,194	393,794
		13,384,251
Property & Casualty Insurance – 7.6%
Allstate Corp.	71,790	13,807,371
Ambac Financial Group, Inc. (a)	13,259	154,202
American Financial Group, Inc.	19,682	2,687,774
AMERISAFE, Inc.	4,797	239,946
Arch Capital Group Ltd. (a)	101,759	9,470,710
Assurant, Inc.	14,797	3,184,166
Assured Guaranty Ltd.	14,373	1,359,686
Axis Capital Holdings Ltd.	23,449	2,134,328
Bowhead Specialty Holdings, Inc. (a)	3,177	102,712
Chubb Ltd.	104,082	28,297,814
Cincinnati Financial Corp.	42,952	5,886,572

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Donegal Group, Inc. Class A	6,662	$98,798
Employers Holdings, Inc.	5,939	291,961
Erie Indemnity Co. Class A	6,865	2,766,252
Fidelity National Financial, Inc.	69,722	4,055,729
First American Financial Corp.	28,114	1,777,367
Hamilton Insurance Group Ltd. Class B (a)	8,879	169,855
Hanover Insurance Group, Inc.	9,787	1,498,292
Hartford Financial Services Group, Inc.	80,811	9,014,467
HCI Group, Inc.	2,372	289,218
Kemper Corp.	17,537	1,178,136
Kinsale Capital Group, Inc.	5,976	2,641,033
Lemonade, Inc. (a)	14,430	479,653
Loews Corp.	50,571	4,321,292
Markel Group, Inc. (a)	3,517	6,431,819
Mercury General Corp.	8,124	404,900
Old Republic International Corp.	69,323	2,535,835
Palomar Holdings, Inc. (a)	7,181	774,615
ProAssurance Corp. (a)	11,588	173,357
Progressive Corp.	158,584	39,081,441
RLI Corp.	21,851	1,602,771
Root, Inc. Class A (a)	2,325	226,688
Safety Insurance Group, Inc.	4,114	325,047
Selective Insurance Group, Inc.	16,473	1,385,874
Skyward Specialty Insurance Group, Inc. (a)	9,801	433,988
Stewart Information Services Corp.	6,632	432,340
Tiptree, Inc.	7,436	149,017
Travelers Cos., Inc.	61,872	15,169,777
Trupanion, Inc. (a)	10,096	478,954
United Fire Group, Inc.	5,919	146,850
Universal Insurance Holdings, Inc.	9,087	175,743
W.R. Berkley Corp.	82,310	4,842,297
White Mountains Insurance Group Ltd.	692	1,337,262
		172,015,909
Reinsurance – 0.6%
Enstar Group Ltd. (a)	3,458	1,130,731
Everest Group Ltd.	11,740	4,079,767
Reinsurance Group of America, Inc.	18,316	4,173,484
RenaissanceRe Holdings Ltd.	14,133	3,287,053
SiriusPoint Ltd. (a)	28,358	412,893
		13,083,928
TOTAL INSURANCE		348,423,654
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.6%
Mortgage REITs – 0.6%
AGNC Investment Corp.	206,925	2,063,042

	Shares	Value

Annaly Capital Management, Inc.	144,035	$2,939,754
Apollo Commercial Real Estate Finance, Inc.	38,525	341,331
Arbor Realty Trust, Inc.	42,371	567,348
ARMOUR Residential REIT, Inc.	13,186	248,160
Blackstone Mortgage Trust, Inc. Class A	45,375	816,750
BrightSpire Capital, Inc.	41,209	232,007
Chimera Investment Corp.	22,074	328,682
Claros Mortgage Trust, Inc.	30,439	100,449
Dynex Capital, Inc.	20,388	270,549
Ellington Financial, Inc.	25,894	325,229
Franklin BSP Realty Trust, Inc.	20,927	266,401
Invesco Mortgage Capital, Inc.	15,567	131,697
KKR Real Estate Finance Trust, Inc.	14,247	142,185
Ladder Capital Corp.	33,532	375,894
MFA Financial, Inc.	28,583	300,121
New York Mortgage Trust, Inc.	22,461	135,440
PennyMac Mortgage Investment Trust	25,191	342,598
Ready Capital Corp.	51,208	340,533
Redwood Trust, Inc.	39,022	255,594
Rithm Capital Corp.	144,235	1,660,145
Starwood Property Trust, Inc.	84,618	1,637,358
TPG RE Finance Trust, Inc.	18,604	156,460
Two Harbors Investment Corp.	30,043	383,048
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		14,360,775
TOTAL COMMON STOCKS (Cost $1,524,457,584)		2,259,857,528
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $4,509,000)	4,509,000	4,509,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,528,966,584)		2,264,366,528
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,369,143
NET ASSETS – 100.0%		$2,265,735,671

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	30	March 2025	4,780,575	$ 209,987	$ 209,987
CME E-mini Russell 2000 Index Contracts (United States)	6	March 2025	688,620	6,268	6,268
Total Equity Index Contracts					$216,255
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,259,857,528	$2,259,857,528	$—	$—
Money Market Funds	4,509,000	4,509,000	—	—
Total Investments in Securities:	$2,264,366,528	$2,264,366,528	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$216,255	$216,255	$—	$—
Total Assets	$216,255	$216,255	$—	$—
Total Derivative Instruments:	$216,255	$216,255	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$216,255	$0
Total Equity Risk	216,255	0
Total Value of Derivatives	$216,255	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Fidelity® MSCI Health Care Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BIOTECHNOLOGY – 19.0%
Biotechnology – 19.0%
4D Molecular Therapeutics, Inc. (a)	11,261	$63,062
89bio, Inc. (a)	47,331	454,378
AbbVie, Inc.	787,801	144,876,604
ACADIA Pharmaceuticals, Inc. (a)	47,362	883,775
ADMA Biologics, Inc. (a)	103,987	1,679,390
Agios Pharmaceuticals, Inc. (a)	23,007	791,211
Akero Therapeutics, Inc. (a)	21,633	1,169,913
Akouos, Inc. (a)	11,863	2,135
Alector, Inc. (a)	31,436	52,184
Alkermes PLC (a)	69,790	2,200,479
Allogene Therapeutics, Inc. (a)	65,038	117,068
Alnylam Pharmaceuticals, Inc. (a)	57,258	15,534,668
Altimmune, Inc. (a)	31,529	209,353
Amgen, Inc.	239,654	68,402,045
Amicus Therapeutics, Inc. (a)	98,300	941,714
AnaptysBio, Inc. (a)	6,018	107,903
Annexon, Inc. (a)	30,646	117,681
Apellis Pharmaceuticals, Inc. (a)	32,595	945,581
Apogee Therapeutics, Inc. (a)	10,034	415,006
Applied Therapeutics, Inc. (a)	33,304	19,533
Arbutus Biopharma Corp. (a)	63,252	210,629
Arcellx, Inc. (a)	14,223	969,013
Arcturus Therapeutics Holdings, Inc. (a)	10,640	180,561
Arcus Biosciences, Inc. (a)	22,864	294,946
Arcutis Biotherapeutics, Inc. (a)	46,052	609,728
Ardelyx, Inc. (a)	103,435	554,412
ArriVent Biopharma, Inc. (a)	5,988	170,898
Arrowhead Pharmaceuticals, Inc. (a)	49,914	992,290
ARS Pharmaceuticals, Inc. (a)	18,312	238,422
Astria Therapeutics, Inc. (a)	16,215	127,450
Aurinia Pharmaceuticals, Inc. (a)	54,228	431,113
Avid Bioservices, Inc. (a)	29,492	368,060
Avidity Biosciences, Inc. (a)	39,554	1,302,513
Beam Therapeutics, Inc. (a)	30,840	799,373
BioCryst Pharmaceuticals, Inc. (a)	87,690	692,751
Biogen, Inc. (a)	65,011	9,357,033
Biohaven Ltd. (a)	35,122	1,343,416
BioMarin Pharmaceutical, Inc. (a)	84,815	5,373,878
Blueprint Medicines Corp. (a)	28,258	3,179,873
Bridgebio Pharma, Inc. (a)	54,526	1,865,334
Capricor Therapeutics, Inc. (a)	15,298	230,082
CareDx, Inc. (a)	22,137	515,792
Cargo Therapeutics, Inc. (a)	8,196	29,506
Catalyst Pharmaceuticals, Inc. (a)	47,181	1,064,403
Celldex Therapeutics, Inc. (a)	26,653	652,732
CG oncology, Inc. (a)	18,262	549,138
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	27,728	258,148

	Shares	Value

Crinetics Pharmaceuticals, Inc. (a)	36,122	$1,455,717
CRISPR Therapeutics AG (a)	35,916	1,493,746
Cullinan Therapeutics, Inc. (a)	14,225	150,216
Cytokinetics, Inc. (a)	49,865	2,466,323
Day One Biopharmaceuticals, Inc. (a)	25,875	320,074
Denali Therapeutics, Inc. (a)	57,334	1,335,882
Dianthus Therapeutics, Inc. (a)	2,803	62,086
Disc Medicine, Inc. (a)	8,254	460,573
Dynavax Technologies Corp. (a)	52,495	685,060
Dyne Therapeutics, Inc. (a)	24,891	353,950
Entrada Therapeutics, Inc. (a)	8,160	109,670
Erasca, Inc. (a)	85,884	162,321
Exact Sciences Corp. (a)	82,400	4,618,520
Exelixis, Inc. (a)	114,538	3,796,935
Geron Corp. (a)	228,601	656,085
Gilead Sciences, Inc.	555,275	53,972,730
GRAIL, Inc. (a)	11,778	356,638
Halozyme Therapeutics, Inc. (a)	56,383	3,193,533
Humacyte, Inc. (a)	37,222	170,477
Ideaya Biosciences, Inc. (a)	33,918	825,903
ImmunityBio, Inc. (a)	60,652	209,249
Immunome, Inc. (a)	17,910	197,547
Immunovant, Inc. (a)	30,124	654,896
Incyte Corp. (a)	73,132	5,423,469
Insmed, Inc. (a)	72,834	5,577,628
Intellia Therapeutics, Inc. (a)	43,055	444,328
Ionis Pharmaceuticals, Inc. (a)	63,322	2,019,972
Iovance Biotherapeutics, Inc. (a)	94,791	554,527
Ironwood Pharmaceuticals, Inc. (a)	63,282	148,080
Janux Therapeutics, Inc. (a)	17,943	780,162
Keros Therapeutics, Inc. (a)	13,390	152,646
Kiniksa Pharmaceuticals International PLC (a)	16,312	319,715
Korro Bio, Inc. (a)	2,280	77,794
Krystal Biotech, Inc. (a)	9,614	1,535,740
Kura Oncology, Inc. (a)	20,395	161,324
Kymera Therapeutics, Inc. (a)	17,285	684,313
LENZ Therapeutics, Inc.	4,298	109,728
Lexicon Pharmaceuticals, Inc. (a)	107,878	81,577
Madrigal Pharmaceuticals, Inc. (a)	5,821	1,948,871
MannKind Corp. (a)	121,164	701,540
Merus NV (a)	21,300	872,022
MiMedx Group, Inc. (a)	51,557	448,546
Mirum Pharmaceuticals, Inc. (a)	15,780	771,326
Moderna, Inc. (a)	145,871	5,750,235
MoonLake Immunotherapeutics (a)	9,852	453,093
Myriad Genetics, Inc. (a)	40,507	513,224
Natera, Inc. (a)	52,414	9,273,085
Neurocrine Biosciences, Inc. (a)	44,974	6,827,953
Newamsterdam Pharma Co. NV (a)	16,320	363,773

See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Novavax, Inc. (a)	64,281	$558,602
Nurix Therapeutics, Inc. (a)	24,439	481,693
Nuvalent, Inc. Class A (a)	15,978	1,371,072
Olema Pharmaceuticals, Inc. (a)	14,213	86,841
ORIC Pharmaceuticals, Inc. (a)	14,983	156,123
Perspective Therapeutics, Inc. (a)	21,094	74,884
Praxis Precision Medicines, Inc. (a)	6,083	465,654
Protagonist Therapeutics, Inc. (a)	19,496	736,949
Prothena Corp. PLC (a)	15,522	220,878
PTC Therapeutics, Inc. (a)	30,706	1,408,791
Radius Health, Inc. (a)	20,244	0
Recursion Pharmaceuticals, Inc. Class A (a)	110,404	799,325
Regeneron Pharmaceuticals, Inc. (a)	48,353	32,540,602
REGENXBIO, Inc. (a)	18,406	148,536
Relay Therapeutics, Inc. (a)	51,935	232,149
Replimune Group, Inc. (a)	23,499	328,516
Revolution Medicines, Inc. (a)	52,298	2,246,199
Rhythm Pharmaceuticals, Inc. (a)	20,635	1,226,338
Rocket Pharmaceuticals, Inc. (a)	34,858	374,375
Roivant Sciences Ltd. (a)	165,009	1,836,550
Sage Therapeutics, Inc. (a)	20,087	145,631
Sana Biotechnology, Inc. (a)	52,110	167,794
Sarepta Therapeutics, Inc. (a)	38,295	4,354,907
Savara, Inc. (a)	43,958	118,687
Scholar Rock Holding Corp. (a)	26,078	1,053,030
Soleno Therapeutics, Inc. (a)	10,407	522,744
SpringWorks Therapeutics, Inc. (a)	26,513	994,237
Spyre Therapeutics, Inc. (a)	15,573	358,023
Stoke Therapeutics, Inc. (a)	15,270	175,300
Syndax Pharmaceuticals, Inc. (a)	33,975	481,426
Tango Therapeutics, Inc. (a)	20,361	60,676
TG Therapeutics, Inc. (a)	65,710	2,083,007
Tourmaline Bio, Inc.	4,573	73,442
Travere Therapeutics, Inc. (a)	34,508	706,034
Twist Bioscience Corp. (a)	26,400	1,382,568
Tyra Biosciences, Inc. (a)	4,113	59,474
Ultragenyx Pharmaceutical, Inc. (a)	37,014	1,592,712
United Therapeutics Corp. (a)	18,878	6,629,387
UroGen Pharma Ltd. (a)	12,884	141,853
Vaxcyte, Inc. (a)	49,674	4,387,208
Vera Therapeutics, Inc. (a)	19,333	720,734
Veracyte, Inc. (a)	34,506	1,569,333
Vericel Corp. (a)	21,881	1,280,914
Vertex Pharmaceuticals, Inc. (a)	115,115	53,146,293
Verve Therapeutics, Inc. (a)	32,117	244,410
Viking Therapeutics, Inc. (a)	44,311	1,451,185
Vir Biotechnology, Inc. (a)	38,000	395,200
Viridian Therapeutics, Inc. (a)	25,927	502,465

	Shares	Value

Xencor, Inc. (a)	28,471	$520,450
Xenon Pharmaceuticals, Inc. (a)	28,531	1,140,669
Y-mAbs Therapeutics, Inc. (a)	13,654	81,514
Zymeworks, Inc. (a)	20,895	305,067
TOTAL BIOTECHNOLOGY		527,188,430
HEALTH CARE EQUIPMENT & SUPPLIES – 21.9%
Health Care Equipment – 20.6%
Abbott Laboratories	776,007	99,274,576
Alphatec Holdings, Inc. (a)	46,856	552,432
Artivion, Inc. (a)	16,910	523,534
AtriCure, Inc. (a)	21,877	872,236
Baxter International, Inc.	227,834	7,418,275
Becton Dickinson & Co.	128,914	31,919,106
Boston Scientific Corp. (a)	656,804	67,230,457
CONMED Corp.	13,639	979,007
Dexcom, Inc. (a)	178,726	15,518,779
Edwards Lifesciences Corp. (a)	268,673	19,465,359
Enovis Corp. (a)	24,982	1,173,654
Envista Holdings Corp. (a)	76,371	1,567,133
GE HealthCare Technologies, Inc.	203,675	17,984,503
Glaukos Corp. (a)	24,514	3,834,970
Globus Medical, Inc. Class A (a)	50,293	4,663,167
Hologic, Inc. (a)	103,633	7,476,085
IDEXX Laboratories, Inc. (a)	36,710	15,493,456
Inari Medical, Inc. (a)	23,408	1,864,915
Inspire Medical Systems, Inc. (a)	13,251	2,564,069
Insulet Corp. (a)	31,210	8,688,240
Integer Holdings Corp. (a)	15,029	2,137,424
Integra LifeSciences Holdings Corp. (a)	29,638	773,552
Intuitive Surgical, Inc. (a)	158,491	90,637,833
iRadimed Corp.	3,287	194,623
iRhythm Technologies, Inc. (a)	13,924	1,515,627
LeMaitre Vascular, Inc.	9,154	887,297
LivaNova PLC (a)	24,180	1,207,791
Masimo Corp. (a)	20,229	3,524,499
Medtronic PLC	572,000	51,949,040
Novocure Ltd. (a)	45,892	1,125,272
Omnicell, Inc. (a)	20,785	935,117
Orthofix Medical, Inc. (a)	14,836	271,944
Paragon 28, Inc. (a)	16,774	218,397
Penumbra, Inc. (a)	16,460	4,394,326
PROCEPT BioRobotics Corp. (a)	22,168	1,607,180
Pulse Biosciences, Inc. (a)	8,225	172,149
QuidelOrtho Corp. (a)	29,994	1,303,539
ResMed, Inc.	65,460	15,460,343
SI-BONE, Inc. (a)	16,926	283,680
STERIS PLC	44,003	9,709,262
Stryker Corp.	152,967	59,854,457
Tandem Diabetes Care, Inc. (a)	29,512	1,093,715

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Teleflex, Inc.	21,017	$3,788,104
TransMedics Group, Inc. (a)	14,983	1,012,102
Varex Imaging Corp. (a)	17,904	246,001
Zimmer Biomet Holdings, Inc.	90,861	9,947,462
		573,314,689
Health Care Supplies – 1.3%
Align Technology, Inc. (a)	31,659	6,936,804
Avanos Medical, Inc. (a)	20,549	353,854
Bioventus, Inc. Class A (a)	15,997	170,848
Cooper Cos., Inc. (a)	88,923	8,585,516
Dentsply Sirona, Inc.	90,437	1,787,035
Embecta Corp.	25,068	449,469
Establishment Labs Holdings, Inc. (a)	8,422	269,925
Haemonetics Corp. (a)	22,856	1,578,207
ICU Medical, Inc. (a)	10,339	1,699,318
Lantheus Holdings, Inc. (a)	30,955	2,863,647
Merit Medical Systems, Inc. (a)	25,893	2,819,230
Neogen Corp. (a)	91,635	1,050,137
OrthoPediatrics Corp. (a)	7,556	181,344
RxSight, Inc. (a)	14,761	499,955
Solventum Corp. (a)	65,284	4,834,933
STAAR Surgical Co. (a)	17,114	413,988
UFP Technologies, Inc. (a)	3,428	941,534
		35,435,744
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		608,750,433
HEALTH CARE PROVIDERS & SERVICES – 19.9%
Health Care Distributors – 2.7%
AdaptHealth Corp. (a)	38,649	418,182
Cardinal Health, Inc.	107,917	13,345,016
Cencora, Inc.	79,098	20,107,503
Henry Schein, Inc. (a)	56,531	4,522,480
McKesson Corp.	57,835	34,397,366
Owens & Minor, Inc. (a)	30,314	431,671
Patterson Cos., Inc.	37,359	1,156,261
		74,378,479
Health Care Facilities – 2.0%
Acadia Healthcare Co., Inc. (a)	41,414	1,868,186
Brookdale Senior Living, Inc. (a)	83,182	385,133
Community Health Systems, Inc. (a)	55,748	178,394
Concentra Group Holdings Parent, Inc.	51,330	1,196,502
Encompass Health Corp.	44,798	4,447,097
Ensign Group, Inc.	25,424	3,550,716
HCA Healthcare, Inc.	86,329	28,480,800
National HealthCare Corp.	6,229	639,531
PACS Group, Inc. (a)	20,771	301,803
Select Medical Holdings Corp.	49,645	976,517
Surgery Partners, Inc. (a)	30,901	787,667

	Shares	Value

Tenet Healthcare Corp. (a)	42,749	$6,022,907
U.S. Physical Therapy, Inc.	6,737	597,639
Universal Health Services, Inc. Class B	26,533	5,003,062
		54,435,954
Health Care Services – 4.1%
Addus HomeCare Corp. (a)	8,093	1,012,920
agilon health, Inc. (a)	135,163	451,444
Amedisys, Inc. (a)	14,579	1,348,558
AMN Healthcare Services, Inc. (a)	16,822	462,941
Astrana Health, Inc. (a)	20,493	755,577
Aveanna Healthcare Holdings, Inc. (a)	21,553	99,144
BrightSpring Health Services, Inc. (a)	26,762	631,583
Castle Biosciences, Inc. (a)	12,090	341,784
Chemed Corp.	6,379	3,584,998
Cigna Group	124,680	36,682,103
CorVel Corp. (a)	12,623	1,462,375
Cross Country Healthcare, Inc. (a)	14,102	256,938
CVS Health Corp.	561,069	31,689,177
DaVita, Inc. (a)	20,586	3,627,253
Fulgent Genetics, Inc. (a)	8,245	137,197
GeneDx Holdings Corp. (a)	5,405	404,564
Guardant Health, Inc. (a)	55,068	2,587,095
Hims & Hers Health, Inc. (a)	78,908	2,941,690
Labcorp Holdings, Inc.	37,461	9,357,758
LifeStance Health Group, Inc. (a)	59,774	476,399
National Research Corp.	6,760	112,689
NeoGenomics, Inc. (a)	56,908	813,784
OPKO Health, Inc. (a)	155,130	235,798
Option Care Health, Inc. (a)	76,103	2,353,105
Pediatrix Medical Group, Inc. (a)	38,704	541,082
Pennant Group, Inc. (a)	14,949	395,700
Premier, Inc. Class A	44,701	1,012,925
Privia Health Group, Inc. (a)	43,173	986,503
Quest Diagnostics, Inc.	49,672	8,101,503
RadNet, Inc. (a)	27,894	1,826,220
		114,690,807
Managed Health Care – 11.1%
Alignment Healthcare, Inc. (a)	43,320	666,695
Centene Corp. (a)	234,613	15,022,270
Clover Health Investments Corp. (a)	181,945	798,739
Elevance Health, Inc.	103,421	40,923,690
HealthEquity, Inc. (a)	38,919	4,297,436
Humana, Inc.	53,703	15,747,331
Molina Healthcare, Inc. (a)	26,083	8,096,424
Progyny, Inc. (a)	34,236	793,248
UnitedHealth Group, Inc.	411,854	223,426,676
		309,772,509
TOTAL HEALTH CARE PROVIDERS & SERVICES		553,277,749
See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – 0.8%
Health Care Technology – 0.8%
Certara, Inc. (a)	49,502	$704,414
Definitive Healthcare Corp. (a)	22,604	109,855
Doximity, Inc. Class A (a)	50,260	2,970,366
Evolent Health, Inc. Class A (a)	44,153	461,399
GoodRx Holdings, Inc. Class A (a)	35,416	168,934
HealthStream, Inc.	10,829	353,567
Phreesia, Inc. (a)	24,679	702,364
Schrodinger, Inc. (a)	28,087	704,282
Simulations Plus, Inc.	7,482	256,782
Teladoc Health, Inc. (a)	76,018	772,343
Veeva Systems, Inc. Class A (a)	68,613	16,004,668
Waystar Holding Corp. (a)	18,593	747,253
TOTAL HEALTH CARE TECHNOLOGY		23,956,227
LIFE SCIENCES TOOLS & SERVICES – 10.4%
Life Sciences Tools & Services – 10.4%
10X Genomics, Inc. Class A (a)	42,341	635,115
Adaptive Biotechnologies Corp. (a)	46,055	356,926
Agilent Technologies, Inc.	128,150	19,417,288
Avantor, Inc. (a)	303,283	6,757,145
Azenta, Inc. (a)	19,638	1,061,434
BioLife Solutions, Inc. (a)	16,830	459,543
Bio-Rad Laboratories, Inc. Class A (a)	8,643	3,119,086
Bio-Techne Corp.	70,774	5,205,428
Bruker Corp.	47,349	2,753,344
Charles River Laboratories International, Inc. (a)	23,009	3,790,963
Cytek Biosciences, Inc. (a)	51,523	265,343
Danaher Corp.	289,903	64,572,994
Fortrea Holdings, Inc. (a)	38,713	650,765
Illumina, Inc. (a)	70,894	9,410,470
IQVIA Holdings, Inc. (a)	81,308	16,372,179
Maravai LifeSciences Holdings, Inc. Class A (a)	50,418	248,561
Medpace Holdings, Inc. (a)	11,779	4,112,638
Mesa Laboratories, Inc.	2,488	342,573
Mettler-Toledo International, Inc. (a)	9,528	13,000,384
OmniAb, Inc. (a)	32,853	105,787
OmniAb, Inc. (a)	3,335	7,170
OmniAb, Inc. (a)	3,335	6,370
Pacific Biosciences of California, Inc. (a)	106,087	163,374
Quanterix Corp. (a)	15,976	146,819
Repligen Corp. (a)	23,660	3,932,529
Revvity, Inc.	55,025	6,940,303
Sotera Health Co. (a)	69,500	952,845
Standard BioTools, Inc. (a)	97,678	151,401
Thermo Fisher Scientific, Inc.	170,372	101,839,863

	Shares	Value

Waters Corp. (a)	26,442	$10,986,122
West Pharmaceutical Services, Inc.	32,361	11,052,900
TOTAL LIFE SCIENCES TOOLS & SERVICES		288,817,662
PHARMACEUTICALS – 27.6%
Pharmaceuticals – 27.6%
Amneal Pharmaceuticals, Inc. (a)	62,148	513,342
Amphastar Pharmaceuticals, Inc. (a)	17,230	600,810
ANI Pharmaceuticals, Inc. (a)	7,687	450,766
Arvinas, Inc. (a)	21,263	374,441
Avadel Pharmaceuticals PLC (a)	38,651	305,343
Axsome Therapeutics, Inc. (a)	13,930	1,482,988
Bristol-Myers Squibb Co.	904,233	53,304,535
Cassava Sciences, Inc. (a)	20,332	48,390
Collegium Pharmaceutical, Inc. (a)	14,413	462,946
Corcept Therapeutics, Inc. (a)	42,148	2,820,544
Edgewise Therapeutics, Inc. (a)	16,633	466,057
Elanco Animal Health, Inc. (a)	220,088	2,647,659
Eli Lilly & Co.	360,311	292,241,046
Enliven Therapeutics, Inc. (a)	9,483	207,298
Evolus, Inc. (a)	20,998	293,342
EyePoint Pharmaceuticals, Inc. (a)	22,686	173,548
Harmony Biosciences Holdings, Inc. (a)	17,725	687,198
Harrow, Inc. (a)	13,426	412,447
Innoviva, Inc. (a)	24,891	463,968
Intra-Cellular Therapies, Inc. (a)	42,478	5,398,104
Jazz Pharmaceuticals PLC (a)	26,173	3,255,136
Johnson & Johnson	1,073,649	163,355,695
Ligand Pharmaceuticals, Inc. (a)	8,029	935,780
Liquidia Corp. (a)	24,467	348,165
Merck & Co., Inc.	1,130,547	111,720,655
Mind Medicine MindMed, Inc. (a)	28,378	192,687
Neumora Therapeutics, Inc. (a)	24,994	48,238
Nuvation Bio, Inc. (a)	96,792	223,590
Ocular Therapeutix, Inc. (a)	41,642	320,643
Organon & Co.	114,275	1,778,119
Pacira BioSciences, Inc. (a)	20,337	535,473
Perrigo Co. PLC	60,450	1,505,809
Pfizer, Inc.	2,527,391	67,026,409
Phathom Pharmaceuticals, Inc. (a)	16,763	100,410
Phibro Animal Health Corp. Class A	9,135	199,234
Pliant Therapeutics, Inc. (a)	22,101	237,586
Prestige Consumer Healthcare, Inc. (a)	22,157	1,700,993
Rapport Therapeutics, Inc. (a)	4,081	66,969
Revance Therapeutics, Inc. (a)	45,227	164,174
Royalty Pharma PLC Class A	169,946	5,366,895
Scilex Holding Co. (a)	34,921	11,507
SIGA Technologies, Inc.	20,020	119,720
Supernus Pharmaceuticals, Inc. (a)	24,707	948,008

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Tarsus Pharmaceuticals, Inc. (a)	11,813	$635,067
Theravance Biopharma, Inc. (a)	15,529	145,662
Tilray Brands, Inc. (a)	409,080	429,534
Viatris, Inc.	530,825	5,987,706
WaVe Life Sciences Ltd. (a)	48,036	555,777
Zoetis, Inc.	202,064	34,532,738
TOTAL PHARMACEUTICALS		765,803,151
TOTAL COMMON STOCKS (Cost $2,166,510,638)		2,767,793,652
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $6,464,000)	6,464,000	6,464,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,172,974,638)		2,774,257,652
NET OTHER ASSETS (LIABILITIES) – 0.1%		4,076,009
NET ASSETS – 100.0%		$2,778,333,661

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	63	March 2025	9,390,150	$ 514,310	$ 514,310
CME E-mini Russell 2000 Index Contracts (United States)	9	March 2025	1,032,930	9,489	9,489
Total Equity Index Contracts					$523,799
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,767,793,652	$2,767,793,652	$—	$—
Money Market Funds	6,464,000	6,464,000	—	—
Total Investments in Securities:	$2,774,257,652	$2,774,257,652	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$523,799	$523,799	$—	$—
Total Assets	$523,799	$523,799	$—	$—
Total Derivative Instruments:	$523,799	$523,799	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$523,799	$0
Total Equity Risk	523,799	0
Total Value of Derivatives	$523,799	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Fidelity® MSCI Industrials Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AEROSPACE & DEFENSE – 19.8%
Aerospace & Defense – 19.8%
AAR Corp. (a)	8,503	$576,163
AeroVironment, Inc. (a)	6,670	1,201,600
Archer Aviation, Inc. Class A (a)	61,407	580,296
Astronics Corp. (a)	6,839	121,050
Axon Enterprise, Inc. (a)	16,877	11,006,842
Boeing Co. (a)	171,283	30,234,875
BWX Technologies, Inc.	21,511	2,429,237
Cadre Holdings, Inc.	6,110	235,541
Curtiss-Wright Corp.	9,006	3,124,542
Ducommun, Inc. (a)	2,895	197,960
General Dynamics Corp.	54,901	14,108,459
General Electric Co.	254,877	51,885,311
HEICO Corp.	10,318	2,465,383
HEICO Corp. Class A	17,755	3,379,309
Hexcel Corp.	19,297	1,258,164
Howmet Aerospace, Inc.	91,142	11,536,754
Huntington Ingalls Industries, Inc.	9,210	1,816,765
Kratos Defense & Security Solutions, Inc. (a)	35,441	1,182,666
L3Harris Technologies, Inc.	44,595	9,454,586
Leonardo DRS, Inc. (a)	18,632	654,915
Lockheed Martin Corp.	50,423	23,343,328
Mercury Systems, Inc. (a)	11,927	497,237
Moog, Inc. Class A	6,735	1,223,480
National Presto Industries, Inc.	1,216	116,943
Northrop Grumman Corp.	32,659	15,913,751
Rocket Lab USA, Inc. (a)	75,651	2,197,662
RTX Corp.	312,683	40,320,473
Spirit AeroSystems Holdings, Inc. Class A (a)	27,446	933,438
Textron, Inc.	44,040	3,369,500
TransDigm Group, Inc.	13,186	17,845,141
Triumph Group, Inc. (a)	17,258	323,415
V2X, Inc. (a)	3,307	172,394
Woodward, Inc.	14,008	2,594,982
TOTAL AEROSPACE & DEFENSE		256,302,162
AIR FREIGHT & LOGISTICS – 3.3%
Air Freight & Logistics – 3.3%
Air Transport Services Group, Inc. (a)	4,149	92,191
CH Robinson Worldwide, Inc.	27,565	2,742,442
Expeditors International of Washington, Inc.	33,171	3,767,562
FedEx Corp.	54,559	14,451,042
Forward Air Corp.	5,003	161,347
GXO Logistics, Inc. (a)	28,104	1,277,327
Hub Group, Inc. Class A	14,447	644,480

	Shares	Value

United Parcel Service, Inc. Class B	172,182	$19,668,350
TOTAL AIR FREIGHT & LOGISTICS		42,804,741
BUILDING PRODUCTS – 7.1%
Building Products – 7.1%
A.O. Smith Corp.	28,131	1,893,216
AAON, Inc.	16,160	1,880,701
Advanced Drainage Systems, Inc.	17,273	2,088,478
Allegion PLC	20,479	2,718,178
American Woodmark Corp. (a)	3,609	280,997
Apogee Enterprises, Inc.	5,190	264,794
Armstrong World Industries, Inc.	10,245	1,547,097
AZEK Co., Inc. (a)	34,015	1,742,588
AZZ, Inc.	6,627	568,530
Builders FirstSource, Inc. (a)	27,376	4,579,457
Carlisle Cos., Inc.	10,871	4,233,820
Carrier Global Corp.	190,984	12,486,534
CSW Industrials, Inc.	3,922	1,293,515
Fortune Brands Innovations, Inc.	29,174	2,090,900
Gibraltar Industries, Inc. (a)	7,145	438,489
Griffon Corp.	9,346	708,146
Hayward Holdings, Inc. (a)	35,150	529,359
Insteel Industries, Inc.	4,387	125,863
Janus International Group, Inc. (a)	34,520	286,171
JELD-WEN Holding, Inc. (a)	20,341	181,442
Johnson Controls International PLC	157,022	12,247,716
Lennox International, Inc.	7,535	4,463,885
Masco Corp.	51,303	4,067,302
Masterbrand, Inc. (a)	29,900	517,868
Owens Corning	20,438	3,771,833
Quanex Building Products Corp.	10,044	210,924
Resideo Technologies, Inc. (a)	34,366	773,922
Simpson Manufacturing Co., Inc.	9,935	1,669,080
Trane Technologies PLC	53,048	19,243,162
Trex Co., Inc. (a)	25,500	1,857,165
UFP Industries, Inc.	14,381	1,663,163
Zurn Elkay Water Solutions Corp.	34,286	1,352,240
TOTAL BUILDING PRODUCTS		91,776,535
COMMERCIAL SERVICES & SUPPLIES – 7.8%
Commercial Printing – 0.1%
Brady Corp. Class A	10,358	771,568
Cimpress PLC (a)	3,913	260,136
Deluxe Corp.	10,628	246,463
Ennis, Inc.	6,351	131,783
		1,409,950
Diversified Support Services – 2.5%
ACV Auctions, Inc. Class A (a)	35,917	760,004
Cintas Corp.	85,316	17,111,830
Copart, Inc. (a)	203,787	11,805,381
Driven Brands Holdings, Inc. (a)	15,274	252,174

See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Healthcare Services Group, Inc. (a)	17,282	$191,657
Liquidity Services, Inc. (a)	5,537	191,857
Matthews International Corp. Class A	6,909	193,383
OPENLANE, Inc. (a)	25,965	527,349
Pursuit Attractions & Hospitality, Inc. (a)	5,200	205,400
UniFirst Corp.	3,572	765,551
Vestis Corp.	28,008	391,552
VSE Corp.	3,939	403,157
		32,799,295
Environmental & Facilities Services – 4.7%
ABM Industries, Inc.	14,731	786,046
BrightView Holdings, Inc. (a)	14,507	228,630
Casella Waste Systems, Inc. Class A (a)	14,712	1,582,128
CECO Environmental Corp. (a)	6,961	197,136
Clean Harbors, Inc. (a)	12,051	2,807,883
Enviri Corp. (a)	19,065	182,643
Montrose Environmental Group, Inc. (a)	7,654	159,356
Republic Services, Inc.	51,679	11,207,625
Rollins, Inc.	68,305	3,381,097
Tetra Tech, Inc.	62,870	2,313,616
Veralto Corp.	58,085	6,005,408
Waste Connections, Inc.	60,652	11,146,018
Waste Management, Inc.	94,333	20,777,787
		60,775,373
Office Services & Supplies – 0.3%
ACCO Brands Corp.	24,237	127,487
HNI Corp.	11,167	556,675
Interface, Inc.	14,034	347,482
MillerKnoll, Inc.	16,257	364,807
MSA Safety, Inc.	8,807	1,450,777
Pitney Bowes, Inc.	18,240	162,518
Steelcase, Inc. Class A	20,504	235,386
		3,245,132
Security & Alarm Services – 0.2%
Brink's Co.	10,371	967,925
CoreCivic, Inc. (a)	26,028	532,533
GEO Group, Inc. (a)	32,962	1,038,633
		2,539,091
TOTAL COMMERCIAL SERVICES & SUPPLIES		100,768,841
CONSTRUCTION & ENGINEERING – 3.2%
Construction & Engineering – 3.2%
AECOM	31,517	3,323,152
Ameresco, Inc. Class A (a)	7,701	174,274
API Group Corp. (a)	48,632	1,855,311

	Shares	Value

Arcosa, Inc.	11,518	$1,166,773
Argan, Inc.	3,186	435,845
Centuri Holdings, Inc. (a)	4,185	93,242
Comfort Systems USA, Inc.	8,388	3,663,459
Construction Partners, Inc. Class A (a)	10,262	825,065
Dycom Industries, Inc. (a)	6,816	1,289,315
EMCOR Group, Inc.	10,966	4,913,426
Everus Construction Group, Inc. (a)	11,412	785,260
Fluor Corp. (a)	40,234	1,939,681
Granite Construction, Inc.	10,268	905,021
Great Lakes Dredge & Dock Corp. (a)	16,119	177,148
IES Holdings, Inc. (a)	2,093	463,139
Limbach Holdings, Inc. (a)	2,378	219,917
MasTec, Inc. (a)	14,887	2,159,955
MYR Group, Inc. (a)	3,850	545,044
Primoris Services Corp.	12,675	973,060
Quanta Services, Inc.	34,628	10,651,919
Sterling Infrastructure, Inc. (a)	7,222	1,028,557
Tutor Perini Corp. (a)	10,451	251,765
Valmont Industries, Inc.	4,728	1,568,561
WillScot Holdings Corp. (a)	44,249	1,639,868
TOTAL CONSTRUCTION & ENGINEERING		41,048,757
ELECTRICAL EQUIPMENT – 9.6%
Electrical Components & Equipment – 7.6%
Acuity Brands, Inc.	7,249	2,409,495
American Superconductor Corp. (a)	9,138	240,055
AMETEK, Inc.	54,428	10,045,232
Array Technologies, Inc. (a)	35,559	260,648
Atkore, Inc.	8,412	685,073
ChargePoint Holdings, Inc. (a)	95,548	91,936
Eaton Corp. PLC	93,578	30,547,602
Emerson Electric Co.	134,615	17,493,219
EnerSys	9,459	918,185
Enovix Corp. (a)	35,682	430,325
Eos Energy Enterprises, Inc. (a)	51,145	293,572
Fluence Energy, Inc. (a)	15,224	198,064
Generac Holdings, Inc. (a)	14,116	2,107,942
Hubbell, Inc.	12,619	5,337,963
LSI Industries, Inc.	6,534	137,672
NEXTracker, Inc. Class A (a)	33,853	1,706,868
nVent Electric PLC	39,068	2,542,936
Plug Power, Inc. (a)	176,470	328,234
Powell Industries, Inc.	2,245	538,306
Preformed Line Products Co.	579	87,105
Regal Rexnord Corp.	15,625	2,480,156
Rockwell Automation, Inc.	26,673	7,426,564
Sensata Technologies Holding PLC	35,530	964,995

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Shoals Technologies Group, Inc. Class A (a)	39,831	$190,392
Sunrun, Inc. (a)	52,202	472,428
Thermon Group Holdings, Inc. (a)	8,136	225,205
Vertiv Holdings Co. Class A	83,773	9,803,117
Vicor Corp. (a)	5,366	274,417
		98,237,706
Heavy Electrical Equipment – 2.0%
Bloom Energy Corp. Class A (a)	48,090	1,133,962
GE Vernova, Inc. (a)	64,599	24,087,675
NuScale Power Corp. (a)	20,117	479,590
		25,701,227
TOTAL ELECTRICAL EQUIPMENT		123,938,933
GROUND TRANSPORTATION – 9.5%
Cargo Ground Transportation – 2.1%
ArcBest Corp.	5,558	531,400
Covenant Logistics Group, Inc.	3,712	102,860
Heartland Express, Inc.	13,087	149,715
JB Hunt Transport Services, Inc.	19,174	3,282,972
Knight-Swift Transportation Holdings, Inc.	37,973	2,167,879
Landstar System, Inc.	8,332	1,371,947
Marten Transport Ltd.	13,990	215,446
Old Dominion Freight Line, Inc.	45,337	8,415,001
RXO, Inc. (a)	24,011	615,882
Ryder System, Inc.	10,138	1,616,099
Saia, Inc. (a)	6,260	3,005,489
Schneider National, Inc. Class B	13,118	390,260
U-Haul Holding Co.	22,839	1,478,597
Universal Logistics Holdings, Inc.	1,883	83,266
Werner Enterprises, Inc.	14,582	526,410
XPO, Inc. (a)	27,361	3,657,345
		27,610,568
Passenger Ground Transportation – 2.4%
Avis Budget Group, Inc.	4,241	380,418
Hertz Global Holdings, Inc. (a)	28,855	119,171
Lyft, Inc. Class A (a)	90,057	1,219,372
Uber Technologies, Inc. (a)	444,463	29,712,351
		31,431,312
Rail Transportation – 5.0%
CSX Corp.	455,722	14,979,582
FTAI Infrastructure, Inc.	26,250	184,275
Norfolk Southern Corp.	53,146	13,568,174
Union Pacific Corp.	143,199	35,483,280
		64,215,311
TOTAL GROUND TRANSPORTATION		123,257,191

	Shares	Value
HOUSEHOLD DURABLES – 0.0%
Household Appliances – 0.0%
Worthington Enterprises, Inc.	7,656	$320,786
INDUSTRIAL CONGLOMERATES – 4.1%
Industrial Conglomerates – 4.1%
3M Co.	129,132	19,653,891
Honeywell International, Inc.	152,713	34,164,952
TOTAL INDUSTRIAL CONGLOMERATES		53,818,843
MACHINERY – 20.1%
Agricultural & Farm Machinery – 2.8%
AGCO Corp.	14,892	1,555,172
Alamo Group, Inc.	2,422	449,426
CNH Industrial NV	207,032	2,666,572
Deere & Co.	61,100	29,117,816
Lindsay Corp.	2,541	340,977
Titan International, Inc. (a)	12,250	108,168
Toro Co.	24,223	2,017,049
		36,255,180
Construction Machinery & Heavy Transportation Equipment – 6.6%
Allison Transmission Holdings, Inc.	20,481	2,407,337
Astec Industries, Inc.	5,334	186,210
Atmus Filtration Technologies, Inc.	19,704	824,021
Blue Bird Corp. (a)	7,198	256,393
Caterpillar, Inc.	113,981	42,337,103
Cummins, Inc.	32,218	11,477,662
Douglas Dynamics, Inc.	5,297	136,927
Federal Signal Corp.	14,460	1,421,563
Greenbrier Cos., Inc.	7,389	489,595
Miller Industries, Inc.	2,710	178,779
Oshkosh Corp.	15,394	1,791,862
PACCAR, Inc.	123,223	13,662,966
REV Group, Inc.	11,620	403,214
Terex Corp.	15,792	759,437
Trinity Industries, Inc.	19,353	732,124
Wabash National Corp.	10,687	166,717
Westinghouse Air Brake Technologies Corp.	41,179	8,561,938
		85,793,848
Industrial Machinery & Supplies & Components – 10.7%
Albany International Corp. Class A	7,387	596,500
Chart Industries, Inc. (a)	10,053	2,127,114
Columbus McKinnon Corp.	6,941	252,791
Crane Co.	11,464	1,952,549
Donaldson Co., Inc.	28,260	2,011,829
Dover Corp.	32,312	6,581,308
Energy Recovery, Inc. (a)	13,344	191,353
Enerpac Tool Group Corp.	12,914	583,584
Enpro, Inc.	4,669	867,033
Esab Corp.	13,572	1,680,757
See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
ESCO Technologies, Inc.	6,093	$808,785
Flowserve Corp.	30,968	1,939,216
Fortive Corp.	82,351	6,697,607
Franklin Electric Co., Inc.	9,162	916,108
Gates Industrial Corp. PLC (a)	56,735	1,173,847
Gorman-Rupp Co.	4,880	187,294
Graco, Inc.	39,710	3,342,391
Helios Technologies, Inc.	7,957	354,962
Hillenbrand, Inc.	16,546	562,399
Hillman Solutions Corp. (a)	46,230	462,300
Hyster-Yale, Inc.	2,019	107,855
IDEX Corp.	17,798	3,992,269
Illinois Tool Works, Inc.	69,787	18,085,999
Ingersoll Rand, Inc.	94,839	8,895,898
ITT, Inc.	19,208	2,900,792
JBT Marel Corp.	10,987	1,461,271
Kadant, Inc.	2,773	1,034,052
Kennametal, Inc.	17,732	424,681
Lincoln Electric Holdings, Inc.	13,323	2,648,346
Middleby Corp. (a)	12,634	2,162,183
Mueller Industries, Inc.	25,400	2,000,250
Mueller Water Products, Inc. Class A	36,926	849,298
Nordson Corp.	12,767	2,811,549
Omega Flex, Inc.	827	32,551
Otis Worldwide Corp.	94,150	8,983,793
Parker-Hannifin Corp.	30,246	21,385,434
Pentair PLC	38,906	4,033,774
Proto Labs, Inc. (a)	6,065	253,092
RBC Bearings, Inc. (a)	6,559	2,287,451
Snap-on, Inc.	12,382	4,397,467
SPX Technologies, Inc. (a)	10,938	1,624,512
Standex International Corp.	2,787	509,185
Stanley Black & Decker, Inc.	36,191	3,187,341
Symbotic, Inc. (a)	10,063	295,349
Tennant Co.	4,213	360,296
Timken Co.	15,747	1,264,012
Watts Water Technologies, Inc. Class A	6,464	1,336,626
Xylem, Inc.	57,093	7,081,816
		137,696,869
TOTAL MACHINERY		259,745,897
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.	9,825	142,070
Kirby Corp. (a)	3,381	369,036
Matson, Inc.	2,006	284,551
TOTAL MARINE TRANSPORTATION		795,657

	Shares	Value
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)	7,371	$539,926
Allegiant Travel Co.	1,091	111,751
American Airlines Group, Inc. (a)	38,468	650,878
Delta Air Lines, Inc.	37,922	2,551,013
Frontier Group Holdings, Inc. (a)	13,229	111,520
JetBlue Airways Corp. (a)	20,520	135,022
Joby Aviation, Inc. (a)	42,684	352,570
SkyWest, Inc. (a)	2,402	290,450
Southwest Airlines Co.	35,359	1,085,875
TOTAL PASSENGER AIRLINES		5,829,005
PROFESSIONAL SERVICES – 9.4%
Data Processing & Outsourced Services – 1.3%
Broadridge Financial Solutions, Inc.	27,475	6,545,094
Concentrix Corp.	9,272	484,740
Conduent, Inc. (a)	34,837	137,955
CSG Systems International, Inc.	6,967	409,590
ExlService Holdings, Inc. (a)	37,811	1,900,381
Maximus, Inc.	14,144	1,064,902
SS&C Technologies Holdings, Inc.	51,915	4,202,519
TaskUS, Inc. Class A (a)	4,209	69,238
Verra Mobility Corp. (a)	36,766	970,255
WNS Holdings Ltd. (a)	9,388	575,015
		16,359,689
Data Processing & Outsourced Services – 0.1%
Genpact Ltd.	39,663	1,931,191
Human Resource & Employment Services – 4.2%
Alight, Inc. Class A (a)	101,081	692,405
Automatic Data Processing, Inc.	95,861	29,046,842
Barrett Business Services, Inc.	6,130	265,613
Dayforce, Inc. (a)	37,171	2,629,477
First Advantage Corp. (a)	18,079	341,331
Heidrick & Struggles International, Inc.	4,818	223,989
Insperity, Inc.	8,304	622,883
Kelly Services, Inc. Class A	7,532	106,051
Kforce, Inc.	4,326	241,088
Korn Ferry	12,204	863,189
ManpowerGroup, Inc.	11,247	677,294
Paychex, Inc.	76,135	11,242,855
Paycom Software, Inc.	12,139	2,519,571
Paycor HCM, Inc. (a)	21,070	466,279
Paylocity Holding Corp. (a)	10,432	2,143,985
Robert Half, Inc.	24,385	1,579,904
TriNet Group, Inc.	7,626	712,192
Upwork, Inc. (a)	29,653	467,331
		54,842,279
Research & Consulting Services – 3.8%
Amentum Holdings, Inc. (a)	31,588	662,400

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
Booz Allen Hamilton Holding Corp.	30,365	$3,917,085
CACI International, Inc. Class A (a)	5,239	2,023,616
CBIZ, Inc. (a)	10,564	906,497
Clarivate PLC (a)	76,919	416,901
CRA International, Inc.	1,612	295,931
Dun & Bradstreet Holdings, Inc.	67,389	828,885
Equifax, Inc.	29,088	7,992,801
Exponent, Inc.	11,921	1,092,798
Franklin Covey Co. (a)	2,574	97,580
FTI Consulting, Inc. (a)	8,426	1,646,019
Huron Consulting Group, Inc. (a)	4,145	525,503
ICF International, Inc.	4,453	519,710
Jacobs Solutions, Inc.	29,206	4,092,637
KBR, Inc.	31,276	1,702,040
Legalzoom.com, Inc. (a)	22,800	204,972
Leidos Holdings, Inc.	30,079	4,272,120
NV5 Global, Inc. (a)	13,474	253,850
Parsons Corp. (a)	11,257	892,342
Planet Labs PBC (a)	49,532	302,145
Science Applications International Corp.	11,685	1,265,252
TransUnion	45,674	4,533,145
UL Solutions, Inc. Class A	14,598	786,978
Verisk Analytics, Inc.	33,477	9,622,629
		48,853,836
TOTAL PROFESSIONAL SERVICES		121,986,995
TRADING COMPANIES & DISTRIBUTORS – 5.3%
Trading Companies & Distributors – 5.3%
Air Lease Corp.	24,971	1,153,660
Applied Industrial Technologies, Inc.	9,029	2,347,811
Beacon Roofing Supply, Inc. (a)	14,596	1,727,291
BlueLinx Holdings, Inc. (a)	1,909	205,752
Boise Cascade Co.	9,185	1,158,780
Core & Main, Inc. Class A (a)	45,166	2,549,169
Custom Truck One Source, Inc. (a)	14,336	72,970
Distribution Solutions Group, Inc. (a)	2,214	71,402
DNOW, Inc. (a)	24,646	366,733
DXP Enterprises, Inc. (a)	3,170	321,089
Fastenal Co.	134,603	9,858,324

	Shares	Value

Ferguson Enterprises, Inc.	47,185	$8,546,147
FTAI Aviation Ltd.	24,024	2,415,133
GATX Corp.	7,969	1,318,630
Global Industrial Co.	4,482	110,750
GMS, Inc. (a)	9,225	778,037
H&E Equipment Services, Inc.	7,689	681,937
Herc Holdings, Inc.	6,370	1,299,225
McGrath RentCorp	5,727	702,531
MRC Global, Inc. (a)	20,501	300,955
MSC Industrial Direct Co., Inc. Class A	10,571	850,014
Rush Enterprises, Inc. Class A	14,692	892,539
Rush Enterprises, Inc. Class B	1,841	105,526
SiteOne Landscape Supply, Inc. (a)	10,597	1,507,953
Transcat, Inc. (a)	2,160	166,363
United Rentals, Inc.	15,545	11,784,043
Watsco, Inc.	8,167	3,908,645
WESCO International, Inc.	10,949	2,025,565
Willis Lease Finance Corp.	699	135,550
WW Grainger, Inc.	10,326	10,973,130
Xometry, Inc. Class A (a)	9,906	328,978
TOTAL TRADING COMPANIES & DISTRIBUTORS		68,664,632
TOTAL COMMON STOCKS (Cost $999,237,431)		1,291,058,975
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $3,400,000)	3,400,000	3,400,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,002,637,431)		1,294,458,975
NET OTHER ASSETS (LIABILITIES) – 0.0%		276,843
NET ASSETS – 100.0%		$1,294,735,818

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	22	March 2025	3,084,180	$ 2,080	$ 2,080
CME E-mini Russell 2000 Index Contracts (United States)	3	March 2025	344,310	(10,853)	(10,853)
Total Equity Index Contracts					$(8,773)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,291,058,975	$1,291,058,975	$—	$—
Money Market Funds	3,400,000	3,400,000	—	—
Total Investments in Securities:	$1,294,458,975	$1,294,458,975	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$2,080	$2,080	$—	$—
Total Assets	$2,080	$2,080	$—	$—
Liabilities
Futures Contracts	$(10,853)	$(10,853)	$—	$—
Total Liabilities	$(10,853)	$(10,853)	$—	$—
Total Derivative Instruments:	$(8,773)	$(8,773)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$2,080	$(10,853)
Total Equity Risk	2,080	(10,853)
Total Value of Derivatives	$2,080	$(10,853)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	34

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.7%
Communications Equipment – 3.7%
Applied Optoelectronics, Inc. (a)	115,549	$3,226,128
Arista Networks, Inc. (a)	923,627	106,429,539
Calix, Inc. (a)	186,228	7,389,527
Ciena Corp. (a)	245,167	21,363,852
Cisco Systems, Inc.	3,271,884	198,276,171
Clearfield, Inc. (a)	37,740	1,377,133
CommScope Holding Co., Inc. (a)	37,241	188,067
Digi International, Inc. (a)	116,348	3,635,875
Extreme Networks, Inc. (a)	405,271	6,407,335
F5, Inc. (a)	83,808	24,912,766
Harmonic, Inc. (a)	348,832	3,934,825
Infinera Corp. (a)	671,128	4,442,867
Juniper Networks, Inc.	458,812	15,994,186
Lumentum Holdings, Inc. (a)	161,035	13,697,637
Motorola Solutions, Inc.	149,002	69,919,189
NETGEAR, Inc. (a)	84,923	2,348,121
NetScout Systems, Inc. (a)	221,329	5,276,483
Ribbon Communications, Inc. (a)	312,013	1,279,253
Viasat, Inc. (a)	255,141	2,454,457
Viavi Solutions, Inc. (a)	692,298	8,335,268
TOTAL COMMUNICATIONS EQUIPMENT		500,888,679
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.0%
Electronic Components – 1.3%
Amphenol Corp. Class A	1,057,516	74,850,982
Bel Fuse, Inc. Class B	32,438	2,630,722
Belden, Inc.	108,929	12,686,961
Coherent Corp. (a)	212,540	19,232,744
Corning, Inc.	830,302	43,242,128
Knowles Corp. (a)	279,889	5,298,299
Littelfuse, Inc.	49,441	11,784,757
Rogers Corp. (a)	52,744	4,907,829
Vishay Intertechnology, Inc.	351,254	5,946,730
		180,581,152
Electronic Equipment & Instruments – 1.8%
Advanced Energy Industries, Inc.	103,790	11,944,153
Arlo Technologies, Inc. (a)	304,342	3,563,845
Badger Meter, Inc.	62,506	13,370,658
Cognex Corp.	337,699	13,474,190
Crane NXT Co.	151,448	9,688,129
Daktronics, Inc. (a)	129,937	2,132,266
Evolv Technologies Holdings, Inc. (a)	359,528	1,441,707
Itron, Inc. (a)	114,456	12,287,996
Keysight Technologies, Inc. (a)	193,642	34,536,051
Mirion Technologies, Inc. (a)	598,873	9,486,148
Napco Security Technologies, Inc.	116,586	4,278,706
nLight, Inc. (a)	145,648	1,626,888
Novanta, Inc. (a)	72,985	10,922,935
OSI Systems, Inc. (a)	49,091	9,643,436

	Shares	Value

PAR Technology Corp. (a)	107,632	$7,813,007
Teledyne Technologies, Inc. (a)	55,944	28,605,846
Trimble, Inc. (a)	320,733	24,042,146
Vontier Corp.	352,852	13,602,445
Zebra Technologies Corp. Class A (a)	63,186	24,765,121
		237,225,673
Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc.	114,728	4,894,297
CTS Corp.	89,947	4,595,392
Fabrinet (a)	57,954	12,530,234
Flex Ltd. (a)	559,572	23,306,174
IPG Photonics Corp. (a)	89,646	6,573,741
Jabil, Inc.	160,298	26,033,998
Kimball Electronics, Inc. (a)	75,857	1,379,080
Plexus Corp. (a)	81,951	11,613,276
Sanmina Corp. (a)	158,868	13,302,018
TE Connectivity PLC	292,240	43,242,753
TTM Technologies, Inc. (a)	317,432	7,805,653
		155,276,616
Technology Distributors – 0.7%
Arrow Electronics, Inc. (a)	103,334	12,043,578
Avnet, Inc.	217,335	11,227,526
CDW Corp.	140,872	28,053,250
ePlus, Inc. (a)	84,081	6,718,072
Insight Enterprises, Inc. (a)	60,598	10,468,304
PC Connection, Inc.	41,094	3,049,997
ScanSource, Inc. (a)	73,192	3,063,085
TD SYNNEX Corp.	127,892	18,225,889
		92,849,701
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		665,933,142
FINANCIAL SERVICES – 0.0%
Transaction & Payment Processing Services – 0.0%
I3 Verticals, Inc. Class A (a)	11,577	288,151
IT SERVICES – 6.1%
Human Resource & Employment Services – 0.1%
ASGN, Inc. (a)	123,630	10,905,402
Internet Services & Infrastructure – 2.0%
Akamai Technologies, Inc. (a)	197,145	19,694,785
Applied Digital Corp. (a)	419,284	2,985,302
BigCommerce Holdings, Inc. (a)	212,596	1,294,710
Cloudflare, Inc. Class A (a)	332,880	46,070,592
Couchbase, Inc. (a)	131,552	2,333,732
DigitalOcean Holdings, Inc. (a)	184,683	7,660,651
Fastly, Inc. Class A (a)	405,466	4,245,229
GoDaddy, Inc. Class A (a)	158,815	33,772,010
MongoDB, Inc. (a)	88,690	24,240,751
Okta, Inc. (a)	207,171	19,519,652

See accompanying notes which are an integral part of the financial statements.
35	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
Snowflake, Inc. Class A (a)	296,161	$53,756,183
Twilio, Inc. Class A (a)	213,755	31,332,208
VeriSign, Inc. (a)	114,515	24,620,725
		271,526,530
IT Consulting & Other Services – 4.0%
Accenture PLC Class A	512,803	197,403,515
Cognizant Technology Solutions Corp. Class A	495,061	40,896,989
DXC Technology Co. (a)	545,404	11,846,175
EPAM Systems, Inc. (a)	82,469	20,943,827
Gartner, Inc. (a)	77,020	41,808,767
Grid Dynamics Holdings, Inc. (a)	179,321	4,050,862
Hackett Group, Inc.	76,916	2,375,166
International Business Machines Corp.	760,036	194,341,205
Kyndryl Holdings, Inc. (a)	510,116	19,364,003
		533,030,509
TOTAL IT SERVICES		815,462,441
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 30.3%
Semiconductor Materials & Equipment – 3.3%
ACM Research, Inc. Class A (a)	152,107	3,125,799
Amkor Technology, Inc.	332,482	8,182,382
Applied Materials, Inc.	694,363	125,228,367
Axcelis Technologies, Inc. (a)	96,327	6,550,236
Cohu, Inc. (a)	146,257	3,350,748
Enphase Energy, Inc. (a)	174,285	10,854,470
Entegris, Inc.	188,748	19,165,472
FormFactor, Inc. (a)	221,894	8,886,855
Ichor Holdings Ltd. (a)	106,297	2,918,916
KLA Corp.	118,347	87,368,489
Kulicke & Soffa Industries, Inc.	169,956	7,537,549
Lam Research Corp.	1,138,440	92,270,562
MKS Instruments, Inc.	120,529	13,653,525
Onto Innovation, Inc. (a)	76,351	15,633,631
PDF Solutions, Inc. (a)	98,475	2,743,513
Photronics, Inc. (a)	200,856	4,617,679
SolarEdge Technologies, Inc. (a)	178,730	2,341,363
Teradyne, Inc.	182,248	21,102,496
Ultra Clean Holdings, Inc. (a)	140,050	5,163,643
Veeco Instruments, Inc. (a)	176,625	4,482,742
		445,178,437
Semiconductors – 27.0%
Advanced Micro Devices, Inc. (a)	1,329,445	154,149,148
Allegro MicroSystems, Inc. (a)	375,317	9,041,386
Alpha & Omega Semiconductor Ltd. (a)	76,667	2,945,546
Ambarella, Inc. (a)	121,407	9,314,345
Analog Devices, Inc.	425,399	90,137,794

	Shares	Value

Astera Labs, Inc. (a)	1,849	$187,526
Broadcom, Inc.	2,558,986	566,226,832
CEVA, Inc. (a)	75,862	2,443,515
Cirrus Logic, Inc. (a)	98,775	9,920,961
Credo Technology Group Holding Ltd. (a)	292,731	20,497,025
Diodes, Inc. (a)	143,866	8,485,217
First Solar, Inc. (a)	115,480	19,345,210
Impinj, Inc. (a)	68,933	8,746,908
indie Semiconductor, Inc. Class A (a)	494,972	2,029,385
Intel Corp.	3,704,991	71,987,975
Lattice Semiconductor Corp. (a)	272,703	15,549,525
MACOM Technology Solutions Holdings, Inc. (a)	118,559	15,679,428
Marvell Technology, Inc.	780,266	88,060,821
MaxLinear, Inc. (a)	247,439	4,419,261
Microchip Technology, Inc.	519,704	28,219,927
Micron Technology, Inc.	941,209	85,875,909
Monolithic Power Systems, Inc.	46,757	29,801,509
Navitas Semiconductor Corp. (a)	401,563	1,216,736
NVIDIA Corp.	15,477,911	1,858,432,774
NXP Semiconductors NV	231,439	48,266,603
ON Semiconductor Corp. (a)	440,667	23,064,511
Penguin Solutions, Inc. (a)	166,449	3,375,586
Power Integrations, Inc.	167,910	10,464,151
Qorvo, Inc. (a)	145,780	12,096,824
QUALCOMM, Inc.	928,344	160,538,528
Rambus, Inc. (a)	256,413	15,800,169
Semtech Corp. (a)	226,765	15,184,184
Silicon Laboratories, Inc. (a)	98,402	13,342,327
SiTime Corp. (a)	57,053	11,650,223
Skyworks Solutions, Inc.	200,143	17,764,693
Synaptics, Inc. (a)	123,217	10,461,123
Texas Instruments, Inc.	756,154	139,593,590
Universal Display Corp.	77,280	11,585,818
Wolfspeed, Inc. (a)	392,562	2,406,405
		3,598,309,398
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,043,487,835
SOFTWARE – 36.1%
Application Software – 16.2%
ACI Worldwide, Inc. (a)	248,612	13,313,173
Adobe, Inc. (a)	361,279	158,041,499
Agilysys, Inc. (a)	77,070	6,953,255
Alarm.com Holdings, Inc. (a)	145,856	8,849,084
Alkami Technology, Inc. (a)	169,754	5,905,742
Altair Engineering, Inc. Class A (a)	137,440	15,166,504
Amplitude, Inc. Class A (a)	238,311	2,902,628
ANSYS, Inc. (a)	92,943	32,576,521

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	36

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Appfolio, Inc. Class A (a)	52,791	$12,348,343
AppLovin Corp. Class A (a)	195,407	72,220,473
Asana, Inc. Class A (a)	270,940	5,781,860
Aspen Technology, Inc. (a)	59,291	15,626,143
Atlassian Corp. Class A (a)	162,171	49,750,819
Aurora Innovation, Inc. (a)	2,406,439	16,363,785
Autodesk, Inc. (a)	197,821	61,589,590
AvePoint, Inc. (a)	320,186	6,013,093
Bentley Systems, Inc. Class B	287,467	13,381,589
Bill Holdings, Inc. (a)	184,601	17,863,839
Blackbaud, Inc. (a)	128,775	9,934,991
BlackLine, Inc. (a)	163,916	10,466,037
Blend Labs, Inc. Class A (a)	606,037	2,333,242
Box, Inc. Class A (a)	384,738	12,846,402
Braze, Inc. Class A (a)	181,142	8,328,909
C3.ai, Inc. Class A (a)	344,399	10,796,909
Cadence Design Systems, Inc. (a)	241,067	71,746,361
CCC Intelligent Solutions Holdings, Inc. (a)	1,069,821	11,885,711
Cipher Mining, Inc. (a)	628,548	3,601,580
Cleanspark, Inc. (a)	725,156	7,570,629
Clear Secure, Inc. Class A	261,094	6,180,095
Clearwater Analytics Holdings, Inc. Class A (a)	466,499	13,136,612
Confluent, Inc. Class A (a)	511,653	15,185,861
Core Scientific, Inc. (a)	415,898	5,103,068
Daily Journal Corp. (a)	4,203	1,723,650
Datadog, Inc. Class A (a)	286,197	40,843,174
Digimarc Corp. (a)	50,098	1,837,094
DocuSign, Inc. (a)	273,934	26,497,636
DoubleVerify Holdings, Inc. (a)	455,463	9,387,092
Dropbox, Inc. Class A (a)	524,429	16,860,392
Dynatrace, Inc. (a)	383,105	22,124,314
E2open Parent Holdings, Inc. (a)	480,280	1,263,136
Elastic NV (a)	139,975	15,758,385
Enfusion, Inc. Class A (a)	129,030	1,439,975
Fair Isaac Corp. (a)	23,147	43,367,293
Five9, Inc. (a)	230,372	9,442,948
Freshworks, Inc. Class A (a)	548,060	10,193,916
Guidewire Software, Inc. (a)	109,664	23,168,713
HashiCorp, Inc. Class A (a)	348,627	11,923,043
HubSpot, Inc. (a)	51,525	40,165,283
Hut 8 Corp. (a)	254,637	5,523,077
Informatica, Inc. Class A (a)	202,474	5,199,532
Intapp, Inc. (a)	160,310	11,428,500
InterDigital, Inc.	70,944	12,981,333
Intuit, Inc.	232,113	139,618,291
Jamf Holding Corp. (a)	200,350	3,027,289
Klaviyo, Inc. Class A (a)	175,564	8,077,700

	Shares	Value

Life360, Inc. (a)	3,789	$173,233
LiveRamp Holdings, Inc. (a)	209,150	7,111,100
Manhattan Associates, Inc. (a)	79,461	16,574,770
MARA Holdings, Inc. (a)	665,857	12,211,817
Matterport, Inc. (a)	914,711	4,765,644
Meridianlink, Inc. (a)	73,890	1,422,383
MicroStrategy, Inc. Class A (a)	171,477	57,408,785
Mitek Systems, Inc. (a)	149,715	1,527,093
nCino, Inc. (a)	269,209	9,155,798
NCR Voyix Corp. (a)	437,014	5,370,902
NextNav, Inc. (a)	133,667	1,661,481
Nutanix, Inc. Class A (a)	328,443	22,585,383
Olo, Inc. Class A (a)	322,188	2,377,747
Pagaya Technologies Ltd. Class A (a)	109,013	1,011,641
PagerDuty, Inc. (a)	275,604	5,104,186
Palantir Technologies, Inc. Class A (a)	1,742,291	143,721,585
Pegasystems, Inc.	132,833	14,384,486
Procore Technologies, Inc. (a)	209,550	16,671,798
PROS Holdings, Inc. (a)	127,589	3,013,652
PTC, Inc. (a)	139,360	26,963,373
Q2 Holdings, Inc. (a)	138,637	13,194,083
RingCentral, Inc. Class A (a)	230,910	8,040,286
Riot Platforms, Inc. (a)	900,730	10,700,672
Roper Technologies, Inc.	98,231	56,546,675
Salesforce, Inc.	773,188	264,198,340
Samsara, Inc. Class A (a)	349,400	17,994,100
SEMrush Holdings, Inc. Class A (a)	95,985	1,673,978
SoundHound AI, Inc. Class A (a)	878,314	12,428,143
Sprinklr, Inc. Class A (a)	341,641	3,044,021
Sprout Social, Inc. Class A (a)	157,712	5,152,451
SPS Commerce, Inc. (a)	70,559	13,030,836
Synopsys, Inc. (a)	134,037	70,433,763
Terawulf, Inc. (a)	781,274	3,726,677
Tyler Technologies, Inc. (a)	47,126	28,352,887
Unity Software, Inc. (a)	687,799	15,269,138
Verint Systems, Inc. (a)	192,468	4,884,838
Vertex, Inc. Class A (a)	172,176	9,943,164
Weave Communications, Inc. (a)	111,714	1,823,172
Workday, Inc. Class A (a)	200,109	52,440,565
Workiva, Inc. (a)	139,272	13,679,296
Yext, Inc. (a)	348,461	2,292,873
Zeta Global Holdings Corp. Class A (a)	500,291	9,180,340
Zoom Communications, Inc. (a)	305,448	26,555,649
		2,163,418,917
Systems Software – 19.9%
A10 Networks, Inc.	234,846	4,605,330
Adeia, Inc.	344,480	4,426,568
Appian Corp. Class A (a)	96,222	3,376,430
See accompanying notes which are an integral part of the financial statements.
37	Semi-Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Commvault Systems, Inc. (a)	87,282	$13,900,531
Crowdstrike Holdings, Inc. Class A (a)	208,589	83,033,023
Dolby Laboratories, Inc. Class A	156,786	13,127,692
Fortinet, Inc. (a)	603,471	60,878,155
Gen Digital, Inc.	742,146	19,971,149
Gitlab, Inc. Class A (a)	240,591	17,505,401
JFrog Ltd. (a)	287,401	9,990,059
Microsoft Corp.	4,301,206	1,785,258,562
N-able, Inc. (a)	234,311	2,270,474
OneSpan, Inc. (a)	106,482	2,048,714
Onestream, Inc. (a)	7,812	232,641
Oracle Corp.	1,346,441	228,975,756
Palo Alto Networks, Inc. (a)	549,768	101,388,215
Progress Software Corp.	133,445	7,650,402
Qualys, Inc. (a)	91,263	12,722,975
QXO, Inc.	10,878	144,569
Rapid7, Inc. (a)	185,825	7,157,979
Rubrik, Inc. Class A (a)	164,653	12,064,125
SentinelOne, Inc. Class A (a)	549,350	13,156,933
ServiceNow, Inc. (a)	169,682	172,800,755
SolarWinds Corp.	155,674	2,316,429
Tenable Holdings, Inc. (a)	282,121	12,156,594
Teradata Corp. (a)	301,590	9,623,737
UiPath, Inc. Class A (a)	1,004,396	14,282,511
Varonis Systems, Inc. (a)	230,336	10,448,041
Zscaler, Inc. (a)	111,860	22,661,717
Zuora, Inc. Class A (a)	424,195	4,233,466
		2,652,408,933
TOTAL SOFTWARE		4,815,827,850
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 18.6%
Technology Hardware, Storage & Peripherals – 18.6%
Apple, Inc.	9,545,272	2,252,684,192

	Shares	Value

CompoSecure, Inc. Class A	12,101	$192,890
Corsair Gaming, Inc. (a)	153,442	1,405,529
Dell Technologies, Inc. Class C	292,428	30,295,541
Diebold Nixdorf, Inc. (a)	40,985	1,774,241
Hewlett Packard Enterprise Co.	1,438,257	30,476,666
HP, Inc.	995,630	32,357,975
IonQ, Inc. (a)	478,616	18,900,546
NetApp, Inc.	221,170	27,004,857
Pure Storage, Inc. Class A (a)	370,441	25,112,195
Seagate Technology Holdings PLC	232,579	22,411,312
Super Micro Computer, Inc. (a)	541,458	15,442,382
Western Digital Corp. (a)	378,398	24,645,062
Xerox Holdings Corp.	374,027	3,194,190
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		2,485,897,578
TOTAL COMMON STOCKS (Cost $7,649,469,126)		13,327,785,676
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $22,684,000)	22,684,000	22,684,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $7,672,153,126)		13,350,469,676
NET OTHER ASSETS (LIABILITIES) – 0.0%		594,663
NET ASSETS – 100.0%		$13,351,064,339

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	March 2025	$ 344,310	$ (3,014)	$ (3,014)
CME E-mini Technology Select Sector Index Contracts (United States)	55	March 2025	12,860,100	(611,183)	(611,183)
Total Equity Index Contracts					$(614,197)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	38

Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	13,327,785,676	13,327,785,676	$—	$—
Money Market Funds	22,684,000	22,684,000	—	—
Total Investments in Securities:	$13,350,469,676	$13,350,469,676	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(614,197)	$(614,197)	$—	$—
Total Liabilities	$(614,197)	$(614,197)	$—	$—
Total Derivative Instruments:	$(614,197)	$(614,197)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(614,197)
Total Equity Risk	0	(614,197)
Total Value of Derivatives	$0	$(614,197)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
39	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
CHEMICALS – 56.6%
Commodity Chemicals – 4.9%
AdvanSix, Inc.	11,016	$344,580
Cabot Corp.	22,381	1,935,285
Dow, Inc.	286,146	11,174,001
Hawkins, Inc.	8,163	872,706
Koppers Holdings, Inc.	8,309	247,276
Kronos Worldwide, Inc.	9,453	90,654
LyondellBasell Industries NV Class A	106,172	8,037,220
Mativ Holdings, Inc.	22,425	214,159
Olin Corp.	47,985	1,405,481
Orion SA	23,905	333,475
PureCycle Technologies, Inc. (a)	49,578	461,571
Tronox Holdings PLC	49,013	503,364
Westlake Corp.	15,748	1,799,524
		27,419,296
Diversified Chemicals – 0.4%
Chemours Co.	60,938	1,157,213
Huntsman Corp.	67,096	1,129,226
LSB Industries, Inc. (a)	20,642	174,218
		2,460,657
Fertilizers & Agricultural Chemicals – 5.9%
CF Industries Holdings, Inc.	73,652	6,791,451
Corteva, Inc.	282,604	18,445,563
FMC Corp.	50,959	2,842,493
Mosaic Co.	130,081	3,627,959
Scotts Miracle-Gro Co.	17,398	1,234,562
		32,942,028
Industrial Gases – 21.0%
Air Products & Chemicals, Inc.	90,758	30,427,527
Linde PLC	194,937	86,965,295
		117,392,822
Specialty Chemicals – 24.4%
Albemarle Corp.	47,982	4,039,605
Arcadium Lithium PLC (a)	439,035	2,520,061
Ashland, Inc.	18,938	1,202,374
Aspen Aerogels, Inc. (a)	26,926	314,765
Avient Corp.	37,278	1,599,226
Axalta Coating Systems Ltd. (a)	89,530	3,217,708
Balchem Corp.	13,245	2,118,670
Celanese Corp.	44,606	3,168,810
DuPont de Nemours, Inc.	170,439	13,089,715
Eastman Chemical Co.	47,707	4,754,003
Ecolab, Inc.	104,544	26,155,863
Ecovyst, Inc. (a)	45,505	353,119
Element Solutions, Inc.	93,910	2,423,817
Ginkgo Bioworks Holdings, Inc. (a)	11,757	157,073
HB Fuller Co.	22,301	1,407,862
Ingevity Corp. (a)	14,937	677,393
Innospec, Inc.	10,182	1,154,130

	Shares	Value

International Flavors & Fragrances, Inc.	104,371	$9,089,670
Minerals Technologies, Inc.	13,133	1,007,170
NewMarket Corp.	3,329	1,657,909
Perimeter Solutions, Inc. (a)	56,806	710,075
PPG Industries, Inc.	95,243	10,989,137
Quaker Chemical Corp.	5,850	825,903
RPM International, Inc.	52,542	6,651,817
Sensient Technologies Corp.	14,704	1,110,299
Sherwin-Williams Co.	97,833	35,039,867
Stepan Co.	9,289	588,830
		136,024,871
TOTAL CHEMICALS		316,239,674
CONSTRUCTION MATERIALS – 11.6%
Construction Materials – 11.6%
CRH PLC	278,739	27,603,523
Eagle Materials, Inc.	13,725	3,523,757
Knife River Corp. (a)	21,956	2,274,202
Martin Marietta Materials, Inc.	24,951	13,576,338
Summit Materials, Inc. Class A (a)	50,177	2,624,759
U.S. Lime & Minerals, Inc.	4,705	520,279
Vulcan Materials Co.	53,912	14,779,975
TOTAL CONSTRUCTION MATERIALS		64,902,833
CONTAINERS & PACKAGING – 13.0%
Metal, Glass & Plastic Containers – 4.1%
AptarGroup, Inc.	27,103	4,259,237
Ball Corp.	123,928	6,902,790
Berry Global Group, Inc.	46,785	3,177,637
Crown Holdings, Inc.	49,251	4,327,193
Greif, Inc. Class A	10,162	622,118
Greif, Inc. Class B	1,828	115,840
Myers Industries, Inc.	13,450	161,938
O-I Glass, Inc. (a)	64,095	765,294
Silgan Holdings, Inc.	35,122	1,932,412
TriMas Corp.	14,423	350,479
		22,614,938
Paper & Plastic Packaging Products & Materials – 8.9%
Amcor PLC	590,050	5,735,286
Avery Dennison Corp.	32,871	6,105,131
Graphic Packaging Holding Co.	122,519	3,360,696
International Paper Co.	203,518	11,321,706
Packaging Corp. of America	36,665	7,797,179
Pactiv Evergreen, Inc.	18,862	334,612
Ranpak Holdings Corp. (a)	18,692	136,826
Sealed Air Corp.	54,592	1,901,439
Smurfit WestRock PLC	212,269	11,269,361
Sonoco Products Co.	40,113	1,910,983
		49,873,219
TOTAL CONTAINERS & PACKAGING		72,488,157

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	40

Common Stocks – continued
	Shares	Value
METALS & MINING – 17.7%
Aluminum – 0.8%
Alcoa Corp.	105,465	$3,725,024
Century Aluminum Co. (a)	22,944	419,416
Kaiser Aluminum Corp.	6,613	462,910
		4,607,350
Copper – 3.8%
Freeport-McMoRan, Inc.	586,585	21,029,072
Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	14,490	168,953
Ivanhoe Electric, Inc. (a)	32,149	190,322
Materion Corp.	8,472	855,672
MP Materials Corp. (a)	50,637	1,111,989
		2,326,936
Gold – 4.4%
Coeur Mining, Inc. (a)	163,006	1,075,840
Newmont Corp.	466,912	19,946,481
Royal Gold, Inc.	26,838	3,752,489
		24,774,810
Silver – 0.3%
Hecla Mining Co.	244,223	1,387,187
Steel – 8.0%
Alpha Metallurgical Resources, Inc.	4,555	834,339
ATI, Inc. (a)	50,811	2,900,800
Carpenter Technology Corp.	19,371	3,739,765
Cleveland-Cliffs, Inc. (a)	201,165	2,059,930
Commercial Metals Co.	46,945	2,276,363
Metallus, Inc. (a)	16,427	245,419
Nucor Corp.	96,891	12,443,711
Olympic Steel, Inc.	4,238	146,084
Radius Recycling, Inc.	11,061	132,843
Ramaco Resources, Inc. Class A	11,774	111,500
Reliance, Inc.	22,460	6,502,170
Ryerson Holding Corp.	12,282	274,625
Steel Dynamics, Inc.	59,843	7,671,873

	Shares	Value

SunCoke Energy, Inc.	34,672	$325,570
U.S. Steel Corp.	91,839	3,384,267
Warrior Met Coal, Inc.	21,355	1,126,903
Worthington Steel, Inc.	13,372	388,457
		44,564,619
TOTAL METALS & MINING		98,689,974
PAPER & FOREST PRODUCTS – 0.8%
Forest Products – 0.5%
Louisiana-Pacific Corp.	25,821	3,020,282
Paper Products – 0.3%
Clearwater Paper Corp. (a)	6,888	221,449
Magnera Corp. (a)	14,709	274,470
Mercer International, Inc.	17,393	117,055
Sylvamo Corp.	14,228	1,139,663
		1,752,637
TOTAL PAPER & FOREST PRODUCTS		4,772,919
TOTAL COMMON STOCKS (Cost $525,749,306)		557,093,557
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $1,309,000)	1,309,000	1,309,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $527,058,306)		558,402,557
NET OTHER ASSETS (LIABILITIES) – 0.1%		434,701
NET ASSETS – 100.0%		$558,837,258

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Materials Select Sector Index Contracts (United States)	15	March 2025	1,419,600	$ 10,555	$ 10,555
CME E-mini Russell 2000 Index Contracts (United States)	1	March 2025	114,770	954	954
Total Equity Index Contracts					$11,509
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
41	Semi-Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$557,093,557	$557,093,557	$—	$—
Money Market Funds	1,309,000	1,309,000	—	—
Total Investments in Securities:	$558,402,557	$558,402,557	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$11,509	$11,509	$—	$—
Total Assets	$11,509	$11,509	$—	$—
Total Derivative Instruments:	$11,509	$11,509	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$11,509	$0
Total Equity Risk	11,509	0
Total Value of Derivatives	$11,509	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	42

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
DIVERSIFIED REITS – 2.0%
Diversified REITs – 2.0%
Alexander & Baldwin, Inc.	51,719	$923,184
American Assets Trust, Inc.	34,716	842,904
Armada Hoffler Properties, Inc.	57,707	564,374
Broadstone Net Lease, Inc.	132,961	2,092,806
Empire State Realty Trust, Inc. Class A	102,973	984,422
Essential Properties Realty Trust, Inc.	121,355	3,895,496
Gladstone Commercial Corp.	31,323	507,746
Global Net Lease, Inc.	142,753	1,026,394
One Liberty Properties, Inc.	14,906	382,637
WP Carey, Inc.	152,389	8,520,069
TOTAL DIVERSIFIED REITS		19,740,032
HEALTH CARE REITS – 11.2%
Health Care REITs – 10.1%
American Healthcare REIT, Inc.	106,122	3,002,191
CareTrust REIT, Inc.	108,662	2,879,543
Community Healthcare Trust, Inc.	21,126	418,929
Diversified Healthcare Trust	139,023	344,777
Global Medical REIT, Inc.	48,292	378,609
Healthcare Realty Trust, Inc.	265,332	4,444,311
Healthpeak Properties, Inc.	495,621	10,239,530
LTC Properties, Inc.	30,834	1,060,690
Medical Properties Trust, Inc.	420,589	1,972,562
National Health Investors, Inc.	32,350	2,203,359
Omega Healthcare Investors, Inc.	179,570	6,654,864
Sabra Health Care REIT, Inc.	164,557	2,749,748
Universal Health Realty Income Trust	10,695	417,533
Ventas, Inc.	286,996	17,340,298
Welltower, Inc.	350,128	47,785,469
		101,892,413
Office REITs – 1.1%
Alexandria Real Estate Equities, Inc.	109,729	10,682,118
TOTAL HEALTH CARE REITS		112,574,531
HOTEL & RESORT REITS – 2.4%
Hotel & Resort REITs – 2.4%
Apple Hospitality REIT, Inc.	161,021	2,486,164
Chatham Lodging Trust	36,884	322,366
DiamondRock Hospitality Co.	146,450	1,285,831
Host Hotels & Resorts, Inc.	490,344	8,193,648
Park Hotels & Resorts, Inc.	147,093	1,984,285
Pebblebrook Hotel Trust	85,767	1,126,121
RLJ Lodging Trust	110,119	1,073,660
Ryman Hospitality Properties, Inc.	39,997	4,193,285
Service Properties Trust	132,023	376,266
Summit Hotel Properties, Inc.	79,298	532,090
Sunstone Hotel Investors, Inc.	139,524	1,580,807

	Shares	Value

Xenia Hotels & Resorts, Inc.	75,287	$1,126,293
TOTAL HOTEL & RESORT REITS		24,280,816
INDUSTRIAL REITS – 10.8%
Industrial REITs – 10.8%
Americold Realty Trust, Inc.	189,331	4,136,882
EastGroup Properties, Inc.	33,884	5,747,404
First Industrial Realty Trust, Inc.	92,736	4,951,175
LXP Industrial Trust	211,603	1,760,537
Plymouth Industrial REIT, Inc.	32,169	540,439
Prologis, Inc.	645,249	76,945,943
Rexford Industrial Realty, Inc.	152,555	6,202,886
STAG Industrial, Inc.	126,980	4,340,177
Terreno Realty Corp.	67,475	4,414,215
TOTAL INDUSTRIAL REITS		109,039,658
OFFICE REITS – 3.3%
Office REITs – 3.3%
Brandywine Realty Trust	124,828	685,306
BXP, Inc.	104,021	7,608,096
COPT Defense Properties	79,987	2,354,817
Cousins Properties, Inc.	106,906	3,263,840
Douglas Emmett, Inc.	114,773	2,107,232
Easterly Government Properties, Inc.	73,201	831,563
Highwoods Properties, Inc.	74,250	2,211,907
Hudson Pacific Properties, Inc.	95,428	298,690
JBG SMITH Properties	62,068	962,675
Kilroy Realty Corp.	78,297	3,055,149
Paramount Group, Inc.	126,271	617,465
Peakstone Realty Trust	28,334	304,591
Piedmont Office Realty Trust, Inc. Class A	88,621	774,548
SL Green Realty Corp.	45,946	3,096,301
Vornado Realty Trust	112,704	4,875,575
TOTAL OFFICE REITS		33,047,755
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.5%
Diversified Real Estate Activities – 0.2%
RMR Group, Inc. Class A	14,147	264,124
St. Joe Co.	28,815	1,386,002
Tejon Ranch Co. (a)	16,356	265,294
		1,915,420
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	16,977	405,071
Howard Hughes Holdings, Inc. (a)	23,685	1,808,824
		2,213,895
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	10,601	323,755
Kennedy-Wilson Holdings, Inc.	78,668	711,945

See accompanying notes which are an integral part of the financial statements.
43	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Operating Companies – continued
Landbridge Co. LLC Class A	9,381	$608,546
		1,644,246
Real Estate Services – 7.9%
Anywhere Real Estate, Inc. (a)	79,242	286,064
CBRE Group, Inc. Class A (a)	213,284	30,870,726
Compass, Inc. Class A (a)	306,452	2,221,777
CoStar Group, Inc. (a)	285,013	21,831,996
Cushman & Wakefield PLC (a)	118,274	1,630,998
eXp World Holdings, Inc.	58,682	667,801
Jones Lang LaSalle, Inc. (a)	33,154	9,375,951
Marcus & Millichap, Inc.	18,295	698,137
Newmark Group, Inc. Class A	104,800	1,480,824
Opendoor Technologies, Inc. (a)	445,416	614,674
Redfin Corp. (a)	93,569	748,552
Zillow Group, Inc. Class C (a)	109,853	9,032,114
		79,459,614
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		85,233,175
RESIDENTIAL REITS – 12.9%
Multi-Family Residential REITs – 8.8%
Apartment Investment & Management Co. Class A (a)	91,506	827,214
AvalonBay Communities, Inc.	99,125	21,957,179
Camden Property Trust	74,746	8,499,368
Centerspace	11,041	670,741
Elme Communities	62,514	953,964
Equity Residential	238,069	16,814,813
Essex Property Trust, Inc.	44,842	12,760,688
Independence Realty Trust, Inc.	160,968	3,092,195
Mid-America Apartment Communities, Inc.	81,487	12,433,286
NexPoint Residential Trust, Inc.	16,418	648,183
UDR, Inc.	218,460	9,118,520
Veris Residential, Inc.	59,383	946,565
		88,722,716
Single-Family Residential REITs – 4.1%
American Homes 4 Rent Class A	229,772	7,957,004
Equity LifeStyle Properties, Inc.	123,475	8,081,439
Invitation Homes, Inc.	427,212	13,307,654
Sun Communities, Inc.	86,901	10,992,977
UMH Properties, Inc.	55,064	990,601
		41,329,675
TOTAL RESIDENTIAL REITS		130,052,391
RETAIL REITS – 13.7%
Retail REITs – 13.7%
Acadia Realty Trust	73,977	1,704,430
Agree Realty Corp.	70,046	5,083,238

	Shares	Value

Alexander's, Inc.	1,764	$335,072
Brixmor Property Group, Inc.	209,968	5,471,766
CBL & Associates Properties, Inc.	9,540	292,019
Curbline Properties Corp. (a)	66,425	1,625,420
Federal Realty Investment Trust	52,415	5,693,841
Getty Realty Corp.	36,518	1,132,423
InvenTrust Properties Corp.	54,678	1,626,124
Kimco Realty Corp.	470,793	10,569,303
Kite Realty Group Trust	152,870	3,538,940
Macerich Co.	173,401	3,603,273
NETSTREIT Corp.	55,866	808,940
NNN REIT, Inc.	127,410	5,018,680
Phillips Edison & Co., Inc.	85,357	3,101,020
Realty Income Corp.	602,962	32,945,844
Regency Centers Corp.	122,627	8,809,524
Retail Opportunity Investments Corp.	89,976	1,571,881
Saul Centers, Inc.	9,887	361,073
Simon Property Group, Inc.	227,408	39,537,155
SITE Centers Corp.	34,969	523,835
Tanger, Inc.	76,366	2,506,332
Urban Edge Properties	85,943	1,748,080
Whitestone REIT	32,107	430,234
TOTAL RETAIL REITS		138,038,447
SPECIALIZED REITS – 35.0%
Data Center REITs – 9.7%
Digital Realty Trust, Inc.	226,680	37,143,785
Equinix, Inc.	66,217	60,499,824
		97,643,609
Other Specialized REITs – 6.7%
EPR Properties	52,994	2,443,023
Farmland Partners, Inc.	33,975	396,488
Four Corners Property Trust, Inc.	65,088	1,785,364
Gaming & Leisure Properties, Inc.	190,159	9,201,794
Gladstone Land Corp.	25,861	280,850
Iron Mountain, Inc.	204,253	20,745,977
Lamar Advertising Co. Class A	61,080	7,721,734
Outfront Media, Inc.	96,793	1,780,991
Safehold, Inc.	33,480	542,711
Uniti Group, Inc.	176,576	962,339
VICI Properties, Inc.	726,624	21,631,597
		67,492,868
Self-Storage REITs – 6.4%
CubeSmart	157,405	6,563,788
Extra Space Storage, Inc.	147,442	22,706,068
National Storage Affiliates Trust	53,264	1,978,758
Public Storage	110,343	32,935,179
		64,183,793
Telecom Tower REITs – 10.1%
American Tower Corp.	325,618	60,223,049

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	44

Common Stocks – continued
	Shares	Value
SPECIALIZED REITS – continued
Telecom Tower REITs – continued
Crown Castle, Inc.	303,208	$27,070,410
SBA Communications Corp.	75,501	14,915,978
		102,209,437
Timber REITs – 2.1%
PotlatchDeltic Corp.	55,619	2,487,838
Rayonier, Inc.	103,636	2,709,045
Weyerhaeuser Co.	509,609	15,604,228
		20,801,111
TOTAL SPECIALIZED REITS		352,330,818
TOTAL COMMON STOCKS (Cost $1,061,360,785)		1,004,337,623
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $1,070,000)	1,070,000	1,070,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,062,430,785)		1,005,407,623
NET OTHER ASSETS (LIABILITIES) – 0.1%		905,739
NET ASSETS – 100.0%		$1,006,313,362

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	48	March 2025	$1,749,600	$40,757	$40,757
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
See accompanying notes which are an integral part of the financial statements.
45	Semi-Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,004,337,623	$1,004,337,623	$—	$—
Money Market Funds	1,070,000	1,070,000	—	—
Total Investments in Securities:	$1,005,407,623	$1,005,407,623	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$40,757	$40,757	$—	$—
Total Assets	$40,757	$40,757	$—	$—
Total Derivative Instruments:	$40,757	$40,757	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$40,757	$0
Total Equity Risk	40,757	0
Total Value of Derivatives	$40,757	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	46

Fidelity® MSCI Utilities Index ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ELECTRIC UTILITIES – 61.1%
Electric Utilities – 61.1%
ALLETE, Inc.	72,547	$4,760,534
Alliant Energy Corp.	322,566	18,992,686
American Electric Power Co., Inc.	669,172	65,819,758
Constellation Energy Corp.	393,222	117,958,736
Duke Energy Corp.	971,098	108,753,265
Edison International	485,646	26,224,884
Entergy Corp.	537,809	43,605,554
Evergy, Inc.	289,191	18,557,386
Eversource Energy	449,437	25,923,526
Exelon Corp.	1,258,197	50,327,880
FirstEnergy Corp.	688,052	27,384,470
Genie Energy Ltd. Class B	16,432	235,471
Hawaiian Electric Industries, Inc. (a)	206,480	1,887,227
IDACORP, Inc.	67,035	7,369,828
MGE Energy, Inc.	45,440	4,082,784
NextEra Energy, Inc.	2,584,752	184,964,853
NRG Energy, Inc.	259,537	26,586,970
OGE Energy Corp.	252,681	10,670,719
Oklo, Inc. (a)	38,614	1,606,728
Otter Tail Corp.	47,396	3,651,388
PG&E Corp.	2,553,603	39,963,887
Pinnacle West Capital Corp.	142,896	12,426,236
Portland General Electric Co.	129,456	5,325,820
PPL Corp.	927,803	31,174,181
Southern Co.	1,376,494	115,556,671
TXNM Energy, Inc.	107,628	5,203,814
Xcel Energy, Inc.	701,097	47,113,718
TOTAL ELECTRIC UTILITIES		1,006,128,974
GAS UTILITIES – 4.5%
Gas Utilities – 4.5%
Atmos Energy Corp.	195,218	27,820,517
Chesapeake Utilities Corp.	28,197	3,447,083
MDU Resources Group, Inc.	243,290	4,335,428
National Fuel Gas Co.	109,279	7,652,809
New Jersey Resources Corp.	124,903	5,989,099
Northwest Natural Holding Co.	48,685	1,943,505
ONE Gas, Inc.	71,164	5,027,025
Southwest Gas Holdings, Inc.	72,053	5,380,918
Spire, Inc.	72,542	5,147,580
UGI Corp.	270,230	8,304,168
TOTAL GAS UTILITIES		75,048,132
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 6.2%
Independent Power Producers & Energy Traders – 5.6%
AES Corp.	894,213	9,836,343
Talen Energy Corp. (a)	44,926	9,961,442
Vistra Corp.	432,048	72,597,026
		92,394,811

	Shares	Value

Renewable Electricity – 0.6%
Altus Power, Inc. (a)	91,566	$369,011
Clearway Energy, Inc. Class A	43,423	1,065,166
Clearway Energy, Inc. Class C	103,811	2,691,819
Montauk Renewables, Inc. (a)	64,577	269,932
NextEra Energy Partners LP	117,630	1,239,820
Ormat Technologies, Inc.	68,338	4,383,883
Sunnova Energy International, Inc. (a)	141,481	363,606
		10,383,237
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		102,778,048
MULTI-UTILITIES – 24.7%
Multi-Utilities – 24.7%
Ameren Corp.	335,537	31,607,585
Avista Corp.	100,050	3,663,831
Black Hills Corp.	87,611	5,145,394
CenterPoint Energy, Inc.	819,590	26,694,046
CMS Energy Corp.	375,671	24,794,286
Consolidated Edison, Inc.	435,299	40,804,928
Dominion Energy, Inc.	1,055,021	58,648,617
DTE Energy Co.	260,345	31,210,159
NiSource, Inc.	564,032	21,038,394
Northwestern Energy Group, Inc.	76,998	4,150,962
Public Service Enterprise Group, Inc.	626,467	52,335,053
Sempra	796,224	66,030,856
Unitil Corp.	20,306	1,087,793
WEC Energy Group, Inc.	397,492	39,455,056
TOTAL MULTI-UTILITIES		406,666,960
WATER UTILITIES – 3.2%
Water Utilities – 3.2%
American States Water Co.	47,026	3,503,437
American Water Works Co., Inc.	245,054	30,543,531
California Water Service Group	73,893	3,346,614
Essential Utilities, Inc.	326,996	11,601,818
Middlesex Water Co.	22,739	1,151,503
SJW Group	39,115	1,964,746
York Water Co.	18,172	562,060
TOTAL WATER UTILITIES		52,673,709
TOTAL COMMON STOCKS (Cost $1,575,678,329)		1,643,295,823

See accompanying notes which are an integral part of the financial statements.
47	Semi-Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.3%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.26% (b) (Cost $3,894,000)	3,894,000	$3,894,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,579,572,329)		1,647,189,823
NET OTHER ASSETS (LIABILITIES) – 0.0%		516,186
NET ASSETS – 100.0%		$1,647,706,009

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	53	March 2025	$4,182,230	$30,885	$30,885
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,643,295,823	$1,643,295,823	$—	$—
Money Market Funds	3,894,000	3,894,000	—	—
Total Investments in Securities:	$1,647,189,823	$1,647,189,823	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$30,885	$30,885	$—	$—
Total Assets	$30,885	$30,885	$—	$—
Total Derivative Instruments:	$30,885	$30,885	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$30,885	$0
Total Equity Risk	30,885	0
Total Value of Derivatives	$30,885	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	48

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49

Financial Statements
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,489,412,321	$ 2,137,473,294	$ 1,240,514,704	$ 1,510,004,008
Segregated cash with brokers for derivative instruments	107,769	344,450	136,946	92,716
Cash	5,147	1,708	3,474	7,293
Receivable for investments sold	—	838,880	—	67,127
Receivable for fund shares sold	—	—	—	5,353
Dividends receivable	1,578,598	354,674	1,549,641	595,262
Interest receivable	10,511	16,250	8,195	5,593
Receivable for daily variation margin on futures contracts	192,539	—	—	—
Other receivable	—	—	—	—
Total assets	1,491,306,885	2,139,029,256	1,242,212,960	1,510,777,352
Liabilities
Payable for investments purchased	3,113,504	—	—	—
Accrued management fees	99,757	146,235	84,647	108,480
Payable for daily variation margin on futures contracts	—	68,980	27,351	38,592
Total liabilities	3,213,261	215,215	111,998	147,072
Net Assets	$1,488,093,624	$2,138,814,041	$1,242,100,962	$1,510,630,280
Net Assets consist of:
Paid in capital	$1,135,921,531	$1,649,441,848	$1,114,656,234	$1,283,066,943
Total accumulated earnings (loss)	352,172,093	489,372,193	127,444,728	227,563,337
Net Assets	$1,488,093,624	$2,138,814,041	$1,242,100,962	$1,510,630,280
Shares outstanding	23,600,000	21,100,000	24,700,000	62,050,000
Net Asset Value per share	$63.05	$101.37	$50.29	$24.35
Investments at cost	$1,089,166,908	$1,559,801,399	$1,082,213,666	$1,247,062,219
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	50

Statements of Assets and Liabilities
January 31, 2025 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 2,264,366,528	$ 2,774,257,652	$ 1,294,458,975	$ 13,350,469,676
Segregated cash with brokers for derivative instruments	242,587	484,242	146,611	873,493
Cash	42,645	10,140	5,448	8,594
Receivable for investments sold	181,231	—	55	191,197,740
Receivable for fund shares sold	95,579	—	13,070	—
Dividends receivable	1,099,162	3,901,125	524,677	1,814,644
Interest receivable	16,003	20,524	9,301	38,962
Receivable for daily variation margin on futures contracts	—	—	—	520,350
Other receivable	—	—	—	—
Total assets	2,266,043,735	2,778,673,683	1,295,158,137	13,544,923,459
Liabilities
Payable for investments purchased	65,809	111,956	320,806	192,917,682
Accrued management fees	150,313	189,378	88,574	941,438
Payable for daily variation margin on futures contracts	91,942	38,688	12,939	—
Total liabilities	308,064	340,022	422,319	193,859,120
Net Assets	$2,265,735,671	$2,778,333,661	$1,294,735,818	$13,351,064,339
Net Assets consist of:
Paid in capital	$1,667,729,157	$2,186,739,898	$983,518,267	$7,727,288,560
Total accumulated earnings (loss)	598,006,514	591,593,763	311,217,551	5,623,775,779
Net Assets	$2,265,735,671	$2,778,333,661	$1,294,735,818	$13,351,064,339
Shares outstanding	30,950,000	39,800,000	17,600,000	72,800,000
Net Asset Value per share	$73.21	$69.81	$73.56	$183.39
Investments at cost	$1,528,966,584	$2,172,974,638	$1,002,637,431	$7,672,153,126
See accompanying notes which are an integral part of the financial statements.
51	Semi-Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 558,402,557	$ 1,005,407,623	$ 1,647,189,823
Segregated cash with brokers for derivative instruments	100,364	115,578	267,018
Cash	8,014	57,640	8,077
Receivable for investments sold	3,838,078	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable	307,741	713,773	388,753
Interest receivable	4,082	5,999	9,953
Receivable for daily variation margin on futures contracts	—	—	—
Other receivable	—	94,462	—
Total assets	562,660,836	1,006,395,075	1,647,863,624
Liabilities
Payable for investments purchased	3,774,310	—	—
Accrued management fees	37,972	69,549	114,370
Payable for daily variation margin on futures contracts	11,296	12,164	43,245
Total liabilities	3,823,578	81,713	157,615
Net Assets	$558,837,258	$1,006,313,362	$1,647,706,009
Net Assets consist of:
Paid in capital	$554,893,464	$1,159,101,392	$1,608,853,272
Total accumulated earnings (loss)	3,943,794	(152,788,030)	38,852,737
Net Assets	$558,837,258	$1,006,313,362	$1,647,706,009
Shares outstanding	11,050,000	36,650,000	32,850,000
Net Asset Value per share	$50.57	$27.46	$50.16
Investments at cost	$527,058,306	$1,062,430,785	$1,579,572,329
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	52

Statements of Operations
For the six months ended January 31, 2025 (Unaudited)
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 6,838,905	$ 7,574,759	$ 13,718,223	$ 25,394,423
Non-Cash dividends	—	446,857	—	—
Interest	56,617	74,759	60,371	59,279
Total income	6,895,522	8,096,375	13,778,594	25,453,702
Expenses
Management fees	538,712	779,139	500,308	675,627
Independent trustees' fees and expenses	1,989	2,777	2,152	3,348
Legal	—	2	—	—
Total expenses	540,701	781,918	502,460	678,975
Net investment income (loss)	6,354,821	7,314,457	13,276,134	24,774,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(7,206,191)	(5,947,549)	(2,773,135)	(5,515,569)
Net realized gain (loss) on In-kind redemptions	28,976,167	5,670,452	12,477,623	134,818,283
Net realized gain (loss) on futures contracts	341,030	717,093	(164,571)	(618,506)
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	22,111,006	439,996	9,539,917	128,684,208
Change in net unrealized appreciation (depreciation) on investment securities	237,194,071	362,390,999	33,138,411	(232,062,764)
Change in net unrealized appreciation (depreciation) on futures contracts	163,495	(119,077)	(22,624)	(194,156)
Total change in net unrealized appreciation (depreciation)	237,357,566	362,271,922	33,115,787	(232,256,920)
Net gain (loss)	259,468,572	362,711,918	42,655,704	(103,572,712)
Net increase (decrease) in net assets resulting from operations	$265,823,393	$370,026,375	$55,931,838	$(78,797,985)
See accompanying notes which are an integral part of the financial statements.
53	Semi-Annual Report

Financial Statements  – continued
Statements of Operations
For the six months ended January 31, 2025 (Unaudited)
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 17,630,292	$ 20,908,211	$ 8,845,338	$ 36,780,604
Non-Cash dividends	—	—	—	—
Interest	112,580	168,331	61,194	393,680
Total income	17,742,872	21,076,542	8,906,532	37,174,284
Expenses
Management fees	802,439	1,202,436	510,623	5,223,982
Independent trustees' fees and expenses	3,118	6,180	2,014	18,382
Legal	—	—	—	—
Total expenses	805,557	1,208,616	512,637	5,242,364
Net investment income (loss)	16,937,315	19,867,926	8,393,895	31,931,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(479,312)	(11,234,408)	(5,303,715)	73,468,276
Net realized gain (loss) on In-kind redemptions	12,528,573	113,452,683	58,006,414	40,140,233
Net realized gain (loss) on futures contracts	839,095	(589,547)	377,431	571,596
Net realized gain (loss) on foreign currency transactions	—	—	(13)	—
Total net realized gain (loss)	12,888,356	101,628,728	53,080,117	114,180,105
Change in net unrealized appreciation (depreciation) on investment securities	303,159,354	(136,869,034)	21,766,381	889,151,240
Change in net unrealized appreciation (depreciation) on futures contracts	(84,323)	383,252	(116,122)	(145,143)
Total change in net unrealized appreciation (depreciation)	303,075,031	(136,485,782)	21,650,259	889,006,097
Net gain (loss)	315,963,387	(34,857,054)	74,730,376	1,003,186,202
Net increase (decrease) in net assets resulting from operations	$332,900,702	$(14,989,128)	$83,124,271	$1,035,118,122
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	54

Statements of Operations
For the six months ended January 31, 2025 (Unaudited)
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 4,570,046	$ 16,852,461	$ 23,029,091
Non-Cash dividends	—	1,648,448	—
Interest	29,602	41,340	75,919
Total income	4,599,648	18,542,249	23,105,010
Expenses
Management fees	228,320	435,295	655,720
Independent trustees' fees and expenses	994	1,887	2,392
Legal	—	—	—
Total expenses	229,314	437,182	658,112
Net investment income (loss)	4,370,334	18,105,067	22,446,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,606,256)	(5,076,409)	(3,192,557)
Net realized gain (loss) on In-kind redemptions	1,597,885	2,837,984	15,471,662
Net realized gain (loss) on futures contracts	(100,653)	(100,382)	220,357
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	(109,024)	(2,338,807)	12,499,462
Change in net unrealized appreciation (depreciation) on investment securities	(17,677,001)	5,311,233	66,520,985
Change in net unrealized appreciation (depreciation) on futures contracts	(30,272)	(81,607)	(69,640)
Total change in net unrealized appreciation (depreciation)	(17,707,273)	5,229,626	66,451,345
Net gain (loss)	(17,816,297)	2,890,819	78,950,807
Net increase (decrease) in net assets resulting from operations	$(13,445,963)	$20,995,886	$101,397,705
See accompanying notes which are an integral part of the financial statements.
55	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,354,821	$9,486,284	$7,314,457	$10,973,134
Net realized gain (loss)	22,111,006	25,691,276	439,996	34,958,944
Change in net unrealized appreciation (depreciation)	237,357,566	158,496,070	362,271,922	108,867,975
Net increase (decrease) in net assets resulting from operations	265,823,393	193,673,630	370,026,375	154,800,053
Distributions to shareholders	(6,566,450)	(8,498,250)	(6,885,500)	(11,022,600)
Share transactions
Proceeds from sales of shares	123,189,488	267,615,897	122,071,894	345,008,976
Cost of shares redeemed	(64,122,872)	(81,876,706)	(12,848,273)	(118,479,329)
Net increase (decrease) in net assets resulting from share transactions	59,066,616	185,739,191	109,223,621	226,529,647
Total increase (decrease) in net assets	318,323,559	370,914,571	472,364,496	370,307,100
Net Assets
Beginning of period	1,169,770,065	798,855,494	1,666,449,545	1,296,142,445
End of period	$1,488,093,624	$1,169,770,065	$2,138,814,041	$1,666,449,545
Other Information
Shares
Sold	2,100,000	5,800,000	1,300,000	4,400,000
Redeemed	(1,150,000)	(1,900,000)	(150,000)	(1,550,000)
Net increase (decrease)	950,000	3,900,000	1,150,000	2,850,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	56

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,276,134	$29,012,048	$24,774,727	$49,456,853
Net realized gain (loss)	9,539,917	44,332,014	128,684,208	95,921,345
Change in net unrealized appreciation (depreciation)	33,115,787	(5,822,822)	(232,256,920)	22,528,800
Net increase (decrease) in net assets resulting from operations	55,931,838	67,521,240	(78,797,985)	167,906,998
Distributions to shareholders	(13,032,800)	(28,982,300)	(23,926,950)	(49,988,000)
Share transactions
Proceeds from sales of shares	136,151,483	50,885,555	52,782,753	369,811,731
Cost of shares redeemed	(37,840,125)	(227,852,517)	(319,370,684)	(214,829,102)
Net increase (decrease) in net assets resulting from share transactions	98,311,358	(176,966,962)	(266,587,931)	154,982,629
Total increase (decrease) in net assets	141,210,396	(138,428,022)	(369,312,866)	272,901,627
Net Assets
Beginning of period	1,100,890,566	1,239,318,588	1,879,943,146	1,607,041,519
End of period	$1,242,100,962	$1,100,890,566	$1,510,630,280	$1,879,943,146
Other Information
Shares
Sold	2,700,000	1,100,000	2,100,000	15,500,000
Redeemed	(750,000)	(5,050,000)	(13,250,000)	(9,250,000)
Net increase (decrease)	1,950,000	(3,950,000)	(11,150,000)	6,250,000

See accompanying notes which are an integral part of the financial statements.
57	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,937,315	$28,311,461	$19,867,926	$43,469,822
Net realized gain (loss)	12,888,356	42,880,735	101,628,728	173,521,539
Change in net unrealized appreciation (depreciation)	303,075,031	290,081,752	(136,485,782)	142,878,098
Net increase (decrease) in net assets resulting from operations	332,900,702	361,273,948	(14,989,128)	359,869,459
Distributions to shareholders	(15,483,750)	(27,402,850)	(20,608,300)	(42,950,000)
Share transactions
Proceeds from sales of shares	269,057,255	120,153,671	13,986,683	96,010,392
Cost of shares redeemed	(30,365,583)	(175,461,745)	(254,771,788)	(441,968,145)
Net increase (decrease) in net assets resulting from share transactions	238,691,672	(55,308,074)	(240,785,105)	(345,957,753)
Total increase (decrease) in net assets	556,108,624	278,563,024	(276,382,533)	(29,038,294)
Net Assets
Beginning of period	1,709,627,047	1,431,064,023	3,054,716,194	3,083,754,488
End of period	$2,265,735,671	$1,709,627,047	$2,778,333,661	$3,054,716,194
Other Information
Shares
Sold	3,850,000	2,200,000	200,000	1,500,000
Redeemed	(450,000)	(3,350,000)	(3,550,000)	(6,700,000)
Net increase (decrease)	3,400,000	(1,150,000)	(3,350,000)	(5,200,000)

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	58

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,393,895	$13,445,570	$31,931,920	$55,416,805
Net realized gain (loss)	53,080,117	6,708,420	114,180,105	295,441,929
Change in net unrealized appreciation (depreciation)	21,650,259	157,699,305	889,006,097	1,771,678,381
Net increase (decrease) in net assets resulting from operations	83,124,271	177,853,295	1,035,118,122	2,122,537,115
Distributions to shareholders	(10,157,800)	(13,367,050)	(30,726,050)	(66,013,700)
Share transactions
Proceeds from sales of shares	113,039,271	307,162,235	930,701,935	2,303,107,360
Cost of shares redeemed	(133,495,738)	(30,528,292)	(55,197,972)	(400,477,754)
Net increase (decrease) in net assets resulting from share transactions	(20,456,467)	276,633,943	875,503,963	1,902,629,606
Total increase (decrease) in net assets	52,510,004	441,120,188	1,879,896,035	3,959,153,021
Net Assets
Beginning of period	1,242,225,814	801,105,626	11,471,168,304	7,512,015,283
End of period	$1,294,735,818	$1,242,225,814	$13,351,064,339	$11,471,168,304
Other Information
Shares
Sold	1,550,000	4,850,000	5,150,000	14,750,000
Redeemed	(1,950,000)	(500,000)	(300,000)	(2,700,000)
Net increase (decrease)	(400,000)	4,350,000	4,850,000	12,050,000

See accompanying notes which are an integral part of the financial statements.
59	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,370,334	$8,314,665	$18,105,067	$26,618,628
Net realized gain (loss)	(109,024)	(6,484,825)	(2,338,807)	(14,651,227)
Change in net unrealized appreciation (depreciation)	(17,707,273)	44,720,780	5,229,626	78,850,440
Net increase (decrease) in net assets resulting from operations	(13,445,963)	46,550,620	20,995,886	90,817,841
Distributions to shareholders	(4,387,500)	(8,217,200)	(16,320,600)	(35,142,900)
Share transactions
Proceeds from sales of shares	43,719,120	38,397,895	24,340,150	15,270,470
Cost of shares redeemed	(5,282,426)	(22,599,404)	(15,214,430)	(107,971,632)
Net increase (decrease) in net assets resulting from share transactions	38,436,694	15,798,491	9,125,720	(92,701,162)
Total increase (decrease) in net assets	20,603,231	54,131,911	13,801,006	(37,026,221)
Net Assets
Beginning of period	538,234,027	484,102,116	992,512,356	1,029,538,577
End of period	$558,837,258	$538,234,027	$1,006,313,362	$992,512,356
Other Information
Shares
Sold	850,000	800,000	850,000	600,000
Redeemed	(100,000)	(500,000)	(550,000)	(4,450,000)
Net increase (decrease)	750,000	300,000	300,000	(3,850,000)

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	60

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,446,898	$43,595,366
Net realized gain (loss)	12,499,462	(60,176,582)
Change in net unrealized appreciation (depreciation)	66,451,345	86,094,734
Net increase (decrease) in net assets resulting from operations	101,397,705	69,513,518
Distributions to shareholders	(21,703,800)	(46,104,250)
Share transactions
Proceeds from sales of shares	417,185,394	65,087,442
Cost of shares redeemed	(94,254,764)	(745,110,934)
Net increase (decrease) in net assets resulting from share transactions	322,930,630	(680,023,492)
Total increase (decrease) in net assets	402,624,535	(656,614,224)
Net Assets
Beginning of period	1,245,081,474	1,901,695,698
End of period	$1,647,706,009	$1,245,081,474
Other Information
Shares
Sold	8,300,000	1,500,000
Redeemed	(1,900,000)	(19,000,000)
Net increase (decrease)	6,400,000	(17,500,000)
See accompanying notes which are an integral part of the financial statements.
61	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$51.65	$42.61	$36.92	$54.87	$37.88	$34.35
Income from Investment Operations
Net investment income (loss)A,B	0.28	0.47	0.33	0.45	0.34	0.33
Net realized and unrealized gain (loss)	11.41	8.99	5.67	(17.95)	16.96	3.52
Total from investment operations	11.69	9.46	6.00	(17.50)	17.30	3.85
Distributions from net investment income	(0.29)	(0.42)	(0.31)	(0.45)	(0.31)	(0.32)
Total distributions	(0.29)	(0.42)	(0.31)	(0.45)	(0.31)	(0.32)
Net asset value, end of period	$63.05	$51.65	$42.61	$36.92	$54.87	$37.88
Total ReturnC,D	22.72%	22.34%	16.44%	(32.06)%	45.81%	11.40%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.99%F	1.01%	.92%	.95%	.72%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,488,094	$1,169,770	$798,855	$561,246	$916,375	$577,709
Portfolio turnover rateG,H	5%I	21%	18%	21%	13%	23%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	62

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$83.53	$75.80	$69.53	$81.37	$57.25	$46.25
Income from Investment Operations
Net investment income (loss)A,B	0.36	0.63	0.63	0.55	0.42	0.50
Net realized and unrealized gain (loss)	17.82	7.73	6.24	(11.81)	24.10	11.01
Total from investment operations	18.18	8.36	6.87	(11.26)	24.52	11.51
Distributions from net investment income	(0.34)	(0.63)	(0.60)	(0.58)	(0.40)	(0.51)
Total distributions	(0.34)	(0.63)	(0.60)	(0.58)	(0.40)	(0.51)
Net asset value, end of period	$101.37	$83.53	$75.80	$69.53	$81.37	$57.25
Total ReturnC,D	21.79%	11.10%	10.04%	(13.89)%	42.95%	25.26%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.79%F	.82%	.96%	.71%	.58%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,138,814	$1,666,450	$1,296,142	$1,175,016	$1,631,531	$881,589
Portfolio turnover rateG,H	2%I	8%	12%	8%	48%	60%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
63	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$48.39	$46.42	$44.75	$43.30	$37.29	$35.59
Income from Investment Operations
Net investment income (loss)A,B	0.56	1.21C	1.05	1.01	1.02	0.96
Net realized and unrealized gain (loss)	1.89	1.98	1.66	1.45	6.01	1.70
Total from investment operations	2.45	3.19	2.71	2.46	7.03	2.66
Distributions from net investment income	(0.55)	(1.22)	(1.04)	(1.01)	(1.02)	(0.96)
Total distributions	(0.55)	(1.22)	(1.04)	(1.01)	(1.02)	(0.96)
Net asset value, end of period	$50.29	$48.39	$46.42	$44.75	$43.30	$37.29
Total ReturnD,E	5.05%	7.08%	6.20%	5.79%	19.09%	7.74%
Ratios to Average Net AssetsA,F
Expenses before reductions	.08%G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.22%G	2.67%C	2.35%	2.27%	2.53%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,242,101	$1,100,891	$1,239,319	$1,058,359	$818,283	$678,649
Portfolio turnover rateH,I	6%J	8%	9%	8%	20%	34%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	Portfolio turnover rate excludes securities received or delivered in-kind.
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	64

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$25.68	$24.00	$21.47	$13.47	$9.47	$16.79
Income from Investment Operations
Net investment income (loss)A,B	0.38	0.72	0.78	0.65	0.49	0.51
Net realized and unrealized gain (loss)	(1.34)	1.69	2.57	8.02	4.02	(6.86)
Total from investment operations	(0.96)	2.41	3.35	8.67	4.51	(6.35)
Distributions from net investment income	(0.37)	(0.73)	(0.82)	(0.67)	(0.51)	(0.97)
Total distributions	(0.37)	(0.73)	(0.82)	(0.67)	(0.51)	(0.97)
Net asset value, end of period	$24.35	$25.68	$24.00	$21.47	$13.47	$9.47
Total ReturnC,D	(3.73)%	10.25%	16.10%	65.70%	48.79%	(39.28)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.06%F	2.94%	3.44%	3.59%	4.11%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,510,630	$1,879,943	$1,607,042	$1,487,577	$894,058	$449,325
Portfolio turnover rateG,H	3%I	11%	8%	8%	11%	17%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
65	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$62.06	$49.86	$47.97	$52.19	$34.12	$41.22
Income from Investment Operations
Net investment income (loss)A,B	0.59	1.01	1.07	1.05	0.96	1.00
Net realized and unrealized gain (loss)	11.10	12.17	1.91	(4.19)	18.00	(7.09)
Total from investment operations	11.69	13.18	2.98	(3.14)	18.96	(6.09)
Distributions from net investment income	(0.54)	(0.98)	(1.09)	(1.08)	(0.89)	(1.01)
Total distributions	(0.54)	(0.98)	(1.09)	(1.08)	(0.89)	(1.01)
Net asset value, end of period	$73.21	$62.06	$49.86	$47.97	$52.19	$34.12
Total ReturnC,D	18.93%	26.73%	6.44%	(6.11)%	56.15%	(14.78)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.77%F	1.89%	2.25%	1.97%	2.10%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,265,736	$1,709,627	$1,431,064	$1,549,499	$1,716,935	$725,059
Portfolio turnover rateG,H	2%I	3%	28%	6%	4%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	66

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$70.79	$63.78	$63.02	$66.04	$52.34	$44.43
Income from Investment Operations
Net investment income (loss)A,B	0.49	0.94	0.88	0.81	0.75	0.72
Net realized and unrealized gain (loss)	(0.96)	6.99	0.76	(3.00)	13.74	7.88
Total from investment operations	(0.47)	7.93	1.64	(2.19)	14.49	8.60
Distributions from net investment income	(0.51)	(0.92)	(0.88)	(0.83)	(0.79)	(0.69)
Total distributions	(0.51)	(0.92)	(0.88)	(0.83)	(0.79)	(0.69)
Net asset value, end of period	$69.81	$70.79	$63.78	$63.02	$66.04	$52.34
Total ReturnC,D	(0.67)%	12.57%	2.65%	(3.32)%	27.91%	19.69%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.38%F	1.43%	1.42%	1.27%	1.28%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$2,778,334	$3,054,716	$3,083,754	$2,968,359	$2,846,239	$2,015,266
Portfolio turnover rateG,H	1%I	5%	6%	4%	7%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
67	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$69.01	$58.69	$50.02	$54.57	$37.55	$40.04
Income from Investment Operations
Net investment income (loss)A,B	0.49	0.87	0.79	0.68	0.61	0.69
Net realized and unrealized gain (loss)	4.66	10.32	8.67	(4.55)	17.00	(2.48)
Total from investment operations	5.15	11.19	9.46	(3.87)	17.61	(1.79)
Distributions from net investment income	(0.60)	(0.87)	(0.79)	(0.68)	(0.59)	(0.70)
Total distributions	(0.60)	(0.87)	(0.79)	(0.68)	(0.59)	(0.70)
Net asset value, end of period	$73.56	$69.01	$58.69	$50.02	$54.57	$37.55
Total ReturnC,D	7.51%	19.26%	19.17%	(7.10)%	47.17%	(4.34)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.38%F	1.41%	1.53%	1.29%	1.24%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,294,736	$1,242,226	$801,106	$705,295	$862,271	$347,297
Portfolio turnover rateG,H	2%I	4%	11%	7%	5%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	68

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$168.82	$134.38	$109.42	$121.70	$87.25	$64.53
Income from Investment Operations
Net investment income (loss)A,B	0.46	0.94	0.91	0.84	0.79	0.87
Net realized and unrealized gain (loss)	14.55	34.62	24.95	(12.24)	34.45	22.70
Total from investment operations	15.01	35.56	25.86	(11.40)	35.24	23.57
Distributions from net investment income	(0.44)	(1.12)	(0.90)	(0.88)	(0.79)	(0.85)
Total distributions	(0.44)	(1.12)	(0.90)	(0.88)	(0.79)	(0.85)
Net asset value, end of period	$183.39	$168.82	$134.38	$109.42	$121.70	$87.25
Total ReturnC,D	8.90%	26.59%	23.86%	(9.41)%	40.57%	36.99%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.51%F	.64%	.84%	.71%	.76%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$13,351,064	$11,471,168	$7,512,015	$5,739,064	$6,206,889	$4,288,256
Portfolio turnover rateG,H	6%I	10%	14%	5%	3%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
69	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$52.26	$48.41	$43.88	$46.91	$32.90	$32.63
Income from Investment Operations
Net investment income (loss)A,B	0.42	0.83	0.82	0.83	0.71	0.65
Net realized and unrealized gain (loss)	(1.69)	3.84	4.53	(3.01)	13.98	0.30
Total from investment operations	(1.27)	4.67	5.35	(2.18)	14.69	0.95
Distributions from net investment income	(0.42)	(0.82)	(0.82)	(0.85)	(0.68)	(0.68)
Total distributions	(0.42)	(0.82)	(0.82)	(0.85)	(0.68)	(0.68)
Net asset value, end of period	$50.57	$52.26	$48.41	$43.88	$46.91	$32.90
Total ReturnC,D	(2.42)%	9.77%	12.41%	(4.68)%	45.01%	3.28%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.60%F	1.72%	1.85%	1.77%	1.66%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$558,837	$538,234	$484,102	$449,817	$544,137	$164,486
Portfolio turnover rateG,H	2%I	9%	4%	4%	4%	3%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	70

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$27.30	$25.61	$29.52	$31.75	$24.23	$26.58
Income from Investment Operations
Net investment income (loss)A,B	0.49	0.70	0.68	0.68	0.58	0.67
Net realized and unrealized gain (loss)	0.12	1.92	(3.63)	(2.01)	7.83	(2.13)
Total from investment operations	0.61	2.62	(2.95)	(1.33)	8.41	(1.46)
Distributions from net investment income	(0.45)	(0.93)	(0.96)	(0.90)	(0.89)	(0.68)
Return of capital	—	—	—	—	—	(0.21)
Total distributions	(0.45)	(0.93)	(0.96)	(0.90)	(0.89)	(0.89)
Net asset value, end of period	$27.46	$27.30	$25.61	$29.52	$31.75	$24.23
Total ReturnC,D	2.16%	10.59%	(9.85)%	(4.25)%	35.58%	(5.27)%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.48%F	2.82%	2.66%	2.20%	2.16%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,006,313	$992,512	$1,029,539	$1,772,587	$1,784,615	$1,066,154
Portfolio turnover rateG,H	3%I	6%	9%	11%	8%	9%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
71	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2020
Selected Per-Share Data
Net asset value, beginning of period	$47.07	$43.27	$47.72	$42.63	$39.11	$39.21
Income from Investment Operations
Net investment income (loss)A,B	0.72	1.34	1.29	1.19	1.21	1.23
Net realized and unrealized gain (loss)	3.08	3.87	(4.42)	5.11	3.56	(0.09)
Total from investment operations	3.80	5.21	(3.13)	6.30	4.77	1.14
Distributions from net investment income	(0.71)	(1.41)	(1.32)	(1.21)	(1.25)	(1.24)
Total distributions	(0.71)	(1.41)	(1.32)	(1.21)	(1.25)	(1.24)
Net asset value, end of period	$50.16	$47.07	$43.27	$47.72	$42.63	$39.11
Total ReturnC,D	8.07%	12.51%	(6.63)%	15.10%	12.46%	3.13%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%F	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.87%F	3.25%	2.89%	2.66%	2.96%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,647,706	$1,245,081	$1,901,696	$2,195,072	$1,076,292	$844,807
Portfolio turnover rateG,H	2%I	3%	4%	3%	5%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Annualized.
G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
H	Portfolio turnover rate excludes securities received or delivered in-kind.
I	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	72

Notes to Financial Statements
For the period ended January 31, 2025 (Unaudited)
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of each Fund’s Schedule of Investments.
73	Semi-Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$1,099,729,157	$497,766,301	$(108,083,137)	$389,683,164
Fidelity MSCI Consumer Discretionary Index ETF	1,581,332,746	665,860,182	(109,719,634)	556,140,548
Fidelity MSCI Consumer Staples Index ETF	1,097,074,599	256,673,365	(113,233,260)	143,440,105
Semi-Annual Report	74

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Energy Index ETF	$1,279,557,752	$313,374,533	$(82,928,277)	$230,446,256
Fidelity MSCI Financials Index ETF	1,552,238,402	762,070,216	(49,942,090)	712,128,126
Fidelity MSCI Health Care Index ETF	2,204,356,241	826,147,690	(256,246,279)	569,901,411
Fidelity MSCI Industrials Index ETF	1,010,621,056	334,915,187	(51,077,268)	283,837,919
Fidelity MSCI Information Technology Index ETF	7,704,704,249	5,892,428,894	(246,663,467)	5,645,765,427
Fidelity MSCI Materials Index ETF	531,391,655	92,302,012	(65,291,110)	27,010,902
Fidelity MSCI Real Estate Index ETF	1,085,062,197	95,308,572	(174,963,146)	(79,654,574)
Fidelity MSCI Utilities Index ETF	1,584,693,908	192,323,391	(129,827,476)	62,495,915
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$—	$(61,516,703)	$(61,516,703)
Fidelity MSCI Consumer Discretionary Index ETF	(24,757,414)	(43,398,283)	(68,155,697)
Fidelity MSCI Consumer Staples Index ETF	(4,913,491)	(22,983,419)	(27,896,910)
Fidelity MSCI Energy Index ETF	(10,428,975)	(115,481,915)	(125,910,890)
Fidelity MSCI Financials Index ETF	(18,494,951)	(111,871,828)	(130,366,779)
Fidelity MSCI Health Care Index ETF	(6,181,440)	(66,266,882)	(72,448,322)
Fidelity MSCI Industrials Index ETF	(5,921,003)	(19,916,108)	(25,837,111)
Fidelity MSCI Information Technology Index ETF	(67,027,831)	(72,158,329)	(139,186,160)
Fidelity MSCI Materials Index ETF	(5,477,568)	(18,860,827)	(24,338,395)
Fidelity MSCI Real Estate Index ETF	(30,037,566)	(43,158,454)	(73,196,020)
Fidelity MSCI Utilities Index ETF	(13,924,135)	(23,555,754)	(37,479,889)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
75	Semi-Annual Report

Notes to Financial Statements  – continued
3. Derivative Instruments – continued

Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.
Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	65,399,421	65,125,248
Fidelity MSCI Consumer Discretionary Index ETF	41,190,310	41,013,311
Fidelity MSCI Consumer Staples Index ETF	70,126,994	67,286,317
Fidelity MSCI Energy Index ETF	46,947,159	45,076,699
Fidelity MSCI Financials Index ETF	43,755,297	35,086,781
Fidelity MSCI Health Care Index ETF	38,715,368	43,329,948
Fidelity MSCI Industrials Index ETF	19,164,647	21,607,386
Fidelity MSCI Information Technology Index ETF	804,685,707	808,893,208
Fidelity MSCI Materials Index ETF	9,991,664	10,427,907
Fidelity MSCI Real Estate Index ETF	32,704,877	27,617,099
Fidelity MSCI Utilities Index ETF	33,144,470	32,636,742
Semi-Annual Report	76

4. Purchases and Sales of Investments – continued

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	122,840,384	63,906,890
Fidelity MSCI Consumer Discretionary Index ETF	121,183,514	12,750,720
Fidelity MSCI Consumer Staples Index ETF	135,722,454	37,711,233
Fidelity MSCI Energy Index ETF	52,587,595	317,682,960
Fidelity MSCI Financials Index ETF	261,206,152	29,472,927
Fidelity MSCI Health Care Index ETF	13,937,842	253,784,518
Fidelity MSCI Industrials Index ETF	112,625,547	133,054,975
Fidelity MSCI Information Technology Index ETF	928,945,463	55,083,081
Fidelity MSCI Materials Index ETF	43,376,341	5,240,335
Fidelity MSCI Real Estate Index ETF	23,961,453	15,024,968
Fidelity MSCI Utilities Index ETF	415,389,649	93,837,776
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Fee Rate
Fidelity MSCI Communication Services Index ETF	.084%
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Fidelity MSCI Consumer Staples Index ETF	.084%
Fidelity MSCI Energy Index ETF	.084%
Fidelity MSCI Financials Index ETF	.084%
Fidelity MSCI Health Care Index ETF	.084%
Fidelity MSCI Industrials Index ETF	.084%
Fidelity MSCI Information Technology Index ETF	.084%
Fidelity MSCI Materials Index ETF	.084%
Fidelity MSCI Real Estate Index ETF	.084%
Fidelity MSCI Utilities Index ETF	.084%
Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
77	Semi-Annual Report

Notes to Financial Statements  – continued
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.
Semi-Annual Report	78

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
79	Semi-Annual Report

Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Semi-Annual Report	80

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
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83	Semi-Annual Report

EXT-SANN-0425
1.9584798.111

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/ Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025